Semi-Annual Report

[LOGO OF WESTCORE FUNDS]

Westcore Equity Funds

Westcore Bond Funds

Westcore Funds are managed by
Denver Investment Advisors LLC

November 30th, 1995

Westcore MIDCO Growth Fund

Westcore Blue Chip Fund

Westcore Equity Income Fund

Westcore Small-Cap Opportunity Fund

Westcore Long-Term Bond Fund

Westcore Intermediate-Term Bond Fund

Westcore Colorado Tax-Exempt Fund

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN & THE PRESIDENT
--------------------------------------------------------------------------------


November 30, 1995



Dear Shareholder:

This 1995 Semi-Annual Report provides you with the information necessary for you to determine how your investment(s) with the Westcore Funds fared during the last half year. What securities are held by your fund(s)? Has the per share price gone up or down since you became a shareholder? These and many other questions are addressed in this report.

The past 6 months have been very eventful for the Westcore Funds. At the beginning of October, the fund family was streamlined into seven no-load funds, and Denver Investment Advisors LLC became the sole adviser to the funds. As no-load funds, current shareholders, as well as new shareholders, can put more of their money to work than ever before. Westcore continues its commitment to superlative investment management and customer service.

In the last half-year, stock market indicators such as the Dow Jones Industrial Average and NASDAQ Composite set new records on a frequent basis. This stock market activity has translated into respectable gains for all of the Westcore equity funds through the 6 month period covered by this report. The Federal Reserve's hesitancy to adjust interest rates has also created a stable environment in the bond market relative to last year's tumultous situation. This has had the result of generating competitive rates of return for the Westcore bond funds as well through the period ending November 30, 1995.

The changes to the Westcore Funds are positive and will be of benefit to our shareholders. We want to thank you for your patience and understanding while the Westcore Funds have undergone these changes. Rest assured that you will be able to count on us to be responsive to your investment needs and service requests. As always, you may write to us at 370 17th Street, Suite 2700, Denver, CO 80202, or call (800) 392-2673 if you have any questions, comments, or concerns about your account. We look forward to hearing from you.

Sincerely,


[SIGNATURE LOGO JACK D. HENDERSON]       [SIGNATURE LOGO KENNETH V. PENLAND]
Jack D. Henderson                        Kenneth V. Penland
Chairman                                 President


2 ------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995 (UNAUDITED)


                                         Equity        Blue         MIDCO       Small-Cap   Intermediate-   Long-Term    Colorado
                                         Income        Chip         Growth     Opportunity      Term          Bond      Tax-Exempt
                                          Fund         Fund          Fund         Fund        Bond Fund       Fund         Fund
                                         ------        ----         ------     -----------  -------------   ---------   ----------
ASSETS
Investments, at value
  (cost-see below)                     $27,665,088  $62,380,049  $547,525,396  $18,105,785   $83,871,324   $28,796,166  $10,836,050
  -see accompanying statements
Cash                                             0      121,677             0            0             0             0            0
Receivable for investments sold            117,185            0     4,738,773       84,926     1,517,050             0      203,397
Dividends and interest receivable           88,267      105,067       221,421       22,641     1,329,798       453,461      205,697
Shares of beneficial
  interest sold                              6,044       27,140       170,823          651        44,778         6,215          250
Organizational costs, net of
  accumulated amortization                       0            0             0       53,731             0             0        5,341
Prepaid expenses and other assets            8,693       11,051        46,488       10,050         5,856        13,521        1,346
Due from investment advisor                      0            0             0       10,888             0             0        8,739
-----------------------------------------------------------------------------------------------------------------------------------
Total Assets                            27,885,277   62,644,984   552,702,901   18,288,672    86,768,806    29,269,363   11,260,820
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Investments purchased                      210,743            0     3,469,212      331,248             0             0      250,713
Accrued investment
  advisory fee                               5,676       25,556       288,605            0        12,552         5,124            0
Bank overdraft                                   0            0       121,677            0             0             0            0
Shares of beneficial
  interest redeemed                          4,389       65,414       354,504            0        53,259         8,914       23,667
Other payables                              49,336       51,644       483,457       26,503        94,766        35,225       31,651
-----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                          270,144      142,614     4,717,455      357,751       160,577        49,263      306,031
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                             $27,615,133  $62,502,370  $547,985,446  $17,930,921   $86,608,229   $29,220,100  $10,954,789
===================================================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                        $23,447,764  $42,900,051  $361,191,862  $15,061,353   $86,445,574   $26,648,757  $10,512,581
Undistributed net
  investment income                         70,428      139,836    (1,431,591)       7,780       141,922        48,188       14,679
Accumulated net realized
  gain (loss) from investment
  transactions                           1,302,908    4,920,455    24,347,024      423,769    (1,878,034)     (129,632)      (6,528)
Net unrealized appreciation
  of investments                         2,794,033   14,542,028   163,878,151    2,438,019     1,898,767     2,652,787      434,057
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                             $27,615,133  $62,502,370  $547,985,446  $17,930,921   $86,608,229   $29,220,100  $10,954,789
===================================================================================================================================
NET ASSET VALUE PER SHARE
Net Assets                             $27,615,133  $62,502,370  $547,985,446  $17,930,921   $86,608,229   $29,220,100  $10,954,789
-----------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial
  interest outstanding                   2,416,856    3,667,765    26,660,287      955,125     8,298,688     2,825,852    1,009,480
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption
  price per share                           $11.43       $17.04        $20.55       $18.77        $10.44        $10.34       $10.85
-----------------------------------------------------------------------------------------------------------------------------------
COST OF INVESTMENTS                    $24,871,055  $47,838,021  $383,647,245  $15,667,766   $81,972,557   $26,143,379  $10,401,993
===================================================================================================================================


SEE NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------ 3

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

EQUITY INCOME FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited)

Shares                                                 Market Value*
-----------                                            -------------
                     COMMON STOCKS  93.17%
--------------------------------------------------------------------
                     CAPITAL GOODS  14.42%
--------------------------------------------------------------------
                     AEROSPACE/DEFENSE  3.67%
--------------------------------------------------------------------
  9,500              General Motors Corp Class H          $  451,250
  8,000              Goodrich B F & Co.                      561,000
                                                          ----------
                                                           1,012,250
                                                          ----------

                     COMPUTER HARDWARE  0.57%
--------------------------------------------------------------------
  1,900              Hewlett Packard Co.                     157,462
                                                          ----------

                     COMPUTER SERVICES  2.25%
--------------------------------------------------------------------
 12,300              General Motors Corp Class E             621,150
                                                          ----------

                     CONSTRUCTION  0.91%
--------------------------------------------------------------------
  6,400              Foster Wheeler Corp                     252,800
                                                          ----------


                     ELECTRICAL EQUIPMENT  2.12%
--------------------------------------------------------------------
  8,700              General Electric Co                     585,075
                                                          ----------

                     ELECTRONICS  1.76%
--------------------------------------------------------------------
  6,500              Millipore Corp                          242,125
  4,000              Motorola Inc                            245,000
                                                          ----------
                                                             487,125
                                                          ----------

                     OTHER-CAPITAL GOODS  3.14%
--------------------------------------------------------------------
  9,700              Greenfield Industries Inc.              298,275
 13,600              OEA Inc                                 368,900
  7,100              Wabash National Corp                    198,800
                                                          ----------
                                                             865,975
                                                          ----------

TOTAL CAPITAL GOODS
 (Cost $3,646,164)                                         3,981,837
                                                          ----------

                     CONSUMER CYCLICALS  18.40%
--------------------------------------------------------------------
                     BUSINESS SERVICES  1.93%
--------------------------------------------------------------------
  8,000              Omnicom Group Inc                       534,000
                                                          ----------

                     CONSUMER PRODUCTS  3.35%
--------------------------------------------------------------------
  3,300              Duracell International Inc              174,900
 10,300              Gillette Co                             534,312
  2,500              Procter & Gamble Inc                    215,938
                                                          ----------
                                                             925,150
                                                          ----------

                     CONSUMER SERVICES  0.77%
--------------------------------------------------------------------
  8,000              Loewen Group Inc                        212,000
                                                          ----------

                     HOTELS/LEISURE  0.55%
--------------------------------------------------------------------
  5,600              La Quinta Inns Inc                      151,900
                                                          ----------

                     OIL & GAS  1.71%
--------------------------------------------------------------------
 16,600              Panhandle Eastern Corp                  471,025
                                                          ----------

                     RETAIL  5.80%
--------------------------------------------------------------------
  8,600              Caseys General Stores Inc               199,950
  5,400              Dollar General Corp                     146,475
  3,900              Home Depot Inc                          173,062
  9,000              Intimate Brands                         149,625
  5,200              Nordstrom Inc                           204,100
 10,400              Tandy Corp                              495,300
  9,700              Wal Mart Stores Inc                     232,800
                                                          ----------
                                                           1,601,312
                                                          ----------

                     TELECOMMUNICATIONS  3.72%
--------------------------------------------------------------------
 32,000              Frontier Corp                           828,000
  5,500              Vodafone Group PLC ADR                  198,688
                                                          ----------
                                                           1,026,688
                                                          ----------

                     OTHER-CONSUMER CYCLICAL  0.57%
--------------------------------------------------------------------
  6,000              Newell Co                               158,250
                                                          ----------

 TOTAL CONSUMER CYCLICAL
  (Cost $4,893,077)                                        5,080,325
                                                          ----------

                     CONSUMER STAPLES  5.77%
--------------------------------------------------------------------
                     DRUGS & HEALTHCARE  0.81%
--------------------------------------------------------------------
  3,900              Schering Plough Corp                    223,763
                                                          ----------

                     FOOD, BEVERAGE & TOBACCO  4.96%
--------------------------------------------------------------------
  5,500              Coca Cola Co                            416,625
  6,000              CPC International Inc                   412,500
  9,800              Pepsico Inc                             541,450
                                                          ----------
                                                           1,370,575
                                                          ----------

TOTAL CONSUMER STAPLES                                     1,594,338
 (Cost $1,387,735)                                        ----------


                     CREDIT SENSITIVE  40.47%
--------------------------------------------------------------------
                     BANKS  5.06%
--------------------------------------------------------------------
  7,700              Cullen Frost Bankers Inc                390,775
 30,500              Norwest Corp                          1,006,500
                                                          ----------
                                                           1,397,275
                                                          ----------

4 ------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

EQUITY INCOME FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited)(Continued)


Shares                                   Market Value*
-----------                              ------------
           FINANCIAL SERVICES 9.25%
-----------------------------------------------------
  11,500   Advanta Corp Cl B              $   445,625
   6,600   Household International Inc        412,500
   3,900   MBNA Corp                          157,463
  62,850   Mercury Finance Co.                895,613
   2,800   MGIC Investment Corp Wisconsin     155,750
  13,000   United Asset Management Corp       489,125
                                          -----------
                                            2,556,076
                                          -----------

           HEALTHCARE SERVICES 0.51%
-----------------------------------------------------
   3,100   U.S. Healthcare Inc                141,050
                                          -----------

           INSURANCE 3.31%
-----------------------------------------------------
  13,200   AFLAC Inc                          537,900
  11,300   Frontier Insurance Group Inc       375,725
                                          -----------
                                              913,625
                                          -----------

           REAL ESTATE INVESTMENT
           TRUST 3.44%
-----------------------------------------------------
  45,800   Healthcare Realty Trust            950,350
                                          -----------
           UTILITIES- ELECTRIC 5.80%
-----------------------------------------------------
  13,496   AES Corp**                         273,294
  34,300   Illinova Corp                      973,263
  13,000   Pinnacle West Capital Corp         354,250
                                          -----------
                                            1,600,807
                                          -----------

           UTILITIES- GAS 5.62%
-----------------------------------------------------
   9,600   Enron Corp                         360,000
  30,000   KN Energy Inc                      873,750
   9,800   Questar Corp                       317,275
                                          -----------
                                            1,551,025
                                          -----------

           UTILITIES- TELEPHONE 7.48%
-----------------------------------------------------
   9,900   Cincinnati Bell Inc                295,762
  23,500   GTE Corp                         1,001,687
  21,600   Telemark Danmark A/S               602,100
   5,000   Telefonos De Mexico ADR            165,000
                                          -----------
                                            2,064,549
                                          -----------

TOTAL CREDIT SENSITIVE
  (Cost $9,746,489)                        11,174,757
                                          -----------


Shares                                   Market Value*
-----------                              ------------

           INTERMEDIATE GOODS
           & SERVICES CHEMICALS 14.11%
-----------------------------------------------------
           Chemicals 3.07%
-----------------------------------------------------
   4,800   Air Products & Chemicals Inc   $   266,400
   1,800   Olin Corp                          136,800
   7,000   PPG Industries Inc                 317,625
   3,200   Union Carbide Corp                 126,800
                                          -----------
                                              847,625
                                          -----------

           ENERGY PRODUCERS 4.89%
-----------------------------------------------------
   9,600   Apache Corp                        255,600
  10,500   Mobil Corp                       1,095,938
                                          -----------
                                            1,351,538
                                          -----------

           ENERGY EQUIPMENT 0.50%
-----------------------------------------------------
   4,500   Production Operators Corp          137,250
                                          -----------

           PAPER PRODUCTS  1.43%
-----------------------------------------------------
   7,600   Federal Paper Board Inc            395,200
                                          -----------

           PUBLISHING  0.44%
-----------------------------------------------------
   3,000   E.W. Scripps Co                    121,875
                                          -----------

           TRANSPORTATION 3.78%
-----------------------------------------------------
   6,100   Burlington Northern Santa Fe       491,812
   1,900   CSX Corp                           166,487
   5,700   Union Pacific Corp                 386,175
                                          -----------
                                            1,044,474
                                          -----------

TOTAL INTERMEDIATE GOODS & SERVICES
  (Cost $3,414,682)                         3,897,962
                                          -----------

TOTAL COMMON STOCKS
  (Cost $ 23,088,147)                      25,729,219
                                          -----------

           PREFERRED STOCKS  0.56%
-----------------------------------------------------
   2,700   Storage Technology Corp
           Cv Pfd $3.50(1)                    153,900
                                          -----------
           (Cost $198,690)

Face Amount
           BONDS  5.18%
-----------------------------------------------------
$400,000   First Financial Management Corp,
           5.00%, 12/15/99                    653,000
 250,000   HFS Inc,
           4.50%, 10/01/99                    466,563
 300,000   Prime Hospitality,
           7.00%, 4/15/02                     312,375
                                          -----------

TOTAL BONDS
  (Cost $1,234,187)                         1,431,938
                                          -----------

------------------------------------------------------------------------------ 5

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

EQUITY INCOME FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited)(Continued)


Shares                                   Market Value*
-----------                              ------------
            MUTUAL FUNDS 1.27%
-----------------------------------------------------
 348,284    Provident Institutional
            Temp Fund
              (Cost $350,031)             $   350,031
                                          ===========

TOTAL INVESTMENTS             100.18%     $27,665,088
  (Cost $24,871,055)
  Liabilities in Excess of
    Other Assets               (0.18%)        (49,955)
                              =======================

NET ASSETS                    100.00%     $27,615,133
                              =======================

*See note 1 to financial statements.
** Denotes non-income producing securities.
(1)Convertible to common stock.


BLUE CHIP FUND
STATEMENT OF INVESTMENTS
November 30, 1995(Unaudited)


Shares                                   Market Value*
-----------                              ------------
            COMMON STOCKS 97.42%
-----------------------------------------------------
            CAPITAL GOODS 10.58%
-----------------------------------------------------
            AEROSPACE & DEFENSE 4.06%
-----------------------------------------------------
  14,050    McDonnell Douglas Corp        $ 1,252,206
  13,700    United Technologies Corp        1,284,375
                                          -----------
                                            2,536,581
                                          -----------

            COMPUTER - HARDWARE 2.01%
-----------------------------------------------------
  13,010    International Business
            Machines                        1,257,091
                                          -----------

            COMPUTER - SOFTWARE
            & SERVICES 2.72%
-----------------------------------------------------
  25,935    Computer Associates
            International Inc               1,698,743
                                          -----------

            OFFICE PRODUCTS 1.79%
-----------------------------------------------------
   8,160    Xerox Corp                      1,118,940
                                          -----------

TOTAL CAPITAL GOODS
  (Cost $3,893,531)                         6,611,355
                                          -----------

            CONSUMER CYCLICAL 13.41%
-----------------------------------------------------
            ENTERTAINMENT 1.94%
-----------------------------------------------------
  46,600    Carnival Corp Cl A              1,211,600
                                          -----------

            HARDWARE & TOOLS 1.93%
-----------------------------------------------------
  32,300    Black & Decker Corp             1,207,212
                                          -----------

            HOTELS - MOTELS 1.75%
-----------------------------------------------------
  29,330    Marriott International Inc      1,092,542
                                          -----------

            HOUSEWARES 1.95%
-----------------------------------------------------
  23,900    Premark International Inc       1,218,900
                                          -----------

            PUBLISHING 2.04%
-----------------------------------------------------
  25,430    Readers Digest Association
            Inc Cl A                        1,277,858
                                          -----------

            RETAIL STORES - ELECTRONIC 1.79%
-----------------------------------------------------
  38,580    Circuit City Stores Inc         1,118,820
                                          -----------

            RETAIL STORES - GENERAL
            MERCHANDISE 2.01%
-----------------------------------------------------
  31,850    Sears Roebuck & Co              1,254,094
                                          -----------

TOTAL CONSUMER CYCLICALS
  (Cost $6,661,686)                         8,381,026
                                          -----------

6 ------------------------------------------------------------------------------

-----------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
-----------------------------------------------------------------------

BLUE CHIP FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited)(Continued)

Shares                                                    Market Value*
------                                                    -------------

                    CONSUMER STAPLES 25.36%
-----------------------------------------------------------------------
                    BEVERAGES - SOFT DRINKS  2.09%
-----------------------------------------------------------------------
23,580              Pepsico Inc                             $ 1,302,795
                                                            -----------
                    DRUGS  3.64%
-----------------------------------------------------------------------
19,400              Pfizer Inc                                1,125,200
20,000              Schering Plough Corp                      1,147,500
                                                            -----------
                                                              2,272,700
                                                            -----------

                    FOOD  5.65%
-----------------------------------------------------------------------
31,800              Dole Food Inc                             1,196,475
41,550              Hormel Foods Corp                         1,017,975
21,100              IBP Inc                                   1,318,750
                                                            -----------
                                                              3,533,200
                                                            -----------

                    HEALTHCARE DIVERSIFIED  4.21%
-----------------------------------------------------------------------
14,590              Bristol Myers Squibb Co                   1,170,848
32,100              US Healthcare Inc                         1,460,550
                                                            -----------
                                                              2,631,398
                                                            -----------

                    MEDICAL PRODUCTS & SUPPLIES  1.85%
-----------------------------------------------------------------------
21,100              Medtronic Inc                             1,157,863
                                                            -----------

                    RETAIL STORES - DRUG  2.06%
-----------------------------------------------------------------------
41,300              Rite Aid Corp                             1,290,625
                                                            -----------

                    RETAIL STORES - FOOD CHAINS  1.76%
-----------------------------------------------------------------------
34,030              Giant Food Inc Cl A                       1,097,467
                                                            -----------

                    TOBACCO  4.10%
-----------------------------------------------------------------------
14,040              Philip Morris Cos Inc                     1,232,010
40,840              UST Inc                                   1,332,405
                                                            -----------
                                                              2,564,415
                                                            -----------

TOTAL CONSUMER STAPLES
  (Cost $11,179,284)                                         15,850,463
                                                            -----------

                    CREDIT SENSITIVE 25.55%
-----------------------------------------------------------------------
                    INVESTMENT BANKING/
                    BROKERAGE  2.22%
-----------------------------------------------------------------------
23,300              Traveler's Group Inc                      1,386,350
                                                            -----------

                    MAJOR REGIONAL BANKS  7.90%
-----------------------------------------------------------------------
27,000              Bank of Boston Corp                       1,252,125
27,750              Bank New York Inc                         1,307,719
31,660              Corestates Financial Corp                 1,226,825
21,040              First Union Corp                          1,149,310
                                                            -----------
                                                              4,935,979
                                                            -----------


                    MONEY CENTER BANKS  1.98%
-----------------------------------------------------------------------
20,650              Chemical Banking Corp                   $ 1,239,000
                                                            -----------

                       NATURAL GAS  2.09%
-----------------------------------------------------------------------
39,150                 Coastal Corp                           1,301,737
                                                            -----------

                       PROPERTY - CASUALTY
                       INSURANCE  1.63%
-----------------------------------------------------------------------
59,100                 USF&G Corp                             1,019,475
                                                            -----------

                       TELECOMMUNICATIONS  2.06%
-----------------------------------------------------------------------
32,260                 Sprint Corp                            1,290,400
                                                            -----------

                       UTILITIES-ELECTRIC  7.67%
-----------------------------------------------------------------------
45,100                 Central & South West Corp              1,212,063
39,430                 General Public Utilities Corp          1,246,974
52,020                 Ohio Edison Co                         1,183,455
73,850                 SCE Corp                               1,153,906
                                                            -----------
                                                              4,796,398
                                                            -----------

TOTAL CREDIT SENSITIVE
  (Cost $13,452,378)                                         15,969,339
                                                            -----------

                       INTERMEDIATE GOODS
                       & SERVICES  22.52%
-----------------------------------------------------------------------
                       AIR LINES  2.15%
-----------------------------------------------------------------------
17,360                 Delta Air Lines Inc                    1,347,570
                                                            -----------

                       ALUMINUM  1.95%
-----------------------------------------------------------------------
20,820                 Aluminum Co of America                 1,217,970
                                                            -----------

                       CHEMICALS - DIVERSIFIED  2.09%
-----------------------------------------------------------------------
28,760                 PPG Industries Inc                     1,304,985
                                                            -----------

                       CHEMICALS 3.59%
-----------------------------------------------------------------------
17,350                 Eastman Chemical Co                    1,138,594
20,150                 Hercules Inc                           1,105,731
                                                            -----------
                                                              2,244,325
                                                            -----------

                       MISCELLANEOUS  5.33%
-----------------------------------------------------------------------
15,500                 Eastman Kodak Co                       1,054,000
19,790                 Harris Corp                            1,140,399
 7,400                 Loew's Corp                            1,135,900
                                                            -----------
                                                              3,330,299
                                                            -----------

                       OIL-INTEGRATED DOMESTIC  1.82%
-----------------------------------------------------------------------
51,550                 Occidental Petroleum Corp              1,140,544
                                                            -----------

                       OIL-INTEGRATED INTERNATIONAL  3.79%
-----------------------------------------------------------------------
14,840                 Exxon Corp                             1,148,244
11,700                 Mobil Corp                             1,221,188
                                                            -----------
                                                              2,369,432
                                                            -----------


--------------------------------------------------------------------- 7

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

BLUE CHIP FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited)(Continued)

Shares                                                             Market Value*
-------                                                            -------------
                PAPER AND FOREST PRODUCTS   1.80%
--------------------------------------------------------------------------------
 30,160         Boise Cascade Corp                                   $ 1,123,460
                                                                     -----------

TOTAL INTERMEDIATE GOODS & SERVICES
                (Cost $11,161,861)                                    14,078,585
                                                                     -----------

TOTAL COMMON STOCKS
                (Cost $46,348,740)                                    60,890,768
                                                                     -----------

Face Amount
-----------
                U.S. GOVERNMENT TREASURIES   1.59%
--------------------------------------------------------------------------------
$1,000,000      U.S. Treasury Bills, 5.25%, 01/04/96
                (Cost $995,037)                                          995,037
                                                                     -----------

Shares
-------
                MUTUAL FUNDS   0.79%
--------------------------------------------------------------------------------
486,758         Provident Institutional Temp Fund
                (Cost $494,244)                                          494,244
                                                                     -----------

TOTAL INVESTMENTS
  (Cost $47,838,021)                               99.80%            $62,380,049
Other Assets in Excess of Liabilities               0.20%                122,321
                                                  ------------------------------
NET ASSETS                                        100.00%            $62,502,370
                                                  ==============================

*See note 1 to financial statements.


MIDCO GROWTH FUND
STATEMENT OF INVESTMENTS
November 30, 1995(Unaudited)

Shares                                                             Market Value*
-------                                                            -------------
                COMMON STOCKS   96.94%
--------------------------------------------------------------------------------
                CAPITAL GOODS   24.64%
--------------------------------------------------------------------------------
                AEROSPACE & DEFENSE   0.51%
--------------------------------------------------------------------------------
 58,300         General Motors Corp, Cl. H                           $ 2,769,250
                                                                     -----------

                COMPUTER HARDWARE   8.10%
--------------------------------------------------------------------------------
144,200         Silicon Graphics Inc**                                 5,263,300
175,400         Storage Technology Corp**                              4,341,150
 52,800         Sun Microsystems Inc                                   4,441,800
                                                                     -----------
                                                                      14,046,250
                                                                     -----------

                COMPUTER SERVICES & SOFTWARE   0.51%
--------------------------------------------------------------------------------
 75,800         Adobe Systems Inc                                      5,125,975
 31,800         Avid Technology Inc**                                  1,260,075
 93,800         Broderbund Software Inc**                              6,073,550
165,507         First Data Corp                                       11,750,997
 93,800         Informix Corp**                                        2,597,087
 37,000         Intuit**                                               3,108,000
282,250         Oracle Systems Corp**                                 12,807,094
 47,900         Synopsys Inc**                                         1,652,550
                                                                     -----------
                                                                      44,375,328
                                                                     -----------

                ELECTRONICS   6.99%
--------------------------------------------------------------------------------
142,950         Analog Devices Inc**                                   5,289,150
  6,000         Asyst Technology Corp**                                  268,500
 48,500         Atmel Corp**                                           1,455,000
 46,400         Credence Systems Corp                                  1,380,400
 92,100         KLA Instruments Corp**                                 3,177,450
 60,600         Level One**                                            1,272,600
138,200         Linear Technology Corp                                 6,253,550
 41,600         Mattson Technology Inc**                                 956,800
 95,700         MEMC Electronics Materials Inc**                       3,170,062
 87,600         Microchip Technology Inc.**                            3,547,800
 75,300         Millipore Corp                                         2,804,925
 89,500         SCI Systems Inc**                                      2,998,250
 36,700         Ultratech Stepper Inc**                                1,385,425
136,000         Xilinx Inc**                                           4,369,000
                                                                     -----------
                                                                      38,328,912
                                                                     -----------

                ELECTRICAL EQUIPMENT   1.51%
--------------------------------------------------------------------------------
 89,400         AVX Corp                                               2,570,250
 27,500         Cascade Communications                                 2,399,375
104,881         Molex Inc Cl A                                         3,277,531
                                                                     -----------
                                                                       8,247,156
                                                                     -----------

                ENGINEERING & CONSTRUCTION   1.18%
--------------------------------------------------------------------------------
 67,800         Foster Wheeler Corp                                    2,678,100
 87,900         Ionics Inc                                             3,801,675
                                                                     -----------
                                                                       6,479,775
                                                                     -----------

8 ------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

MIDCO GROWTH FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited) (Continued)

Shares                                                             Market Value*
-------                                                            -------------

                NETWORKING   2.87%
--------------------------------------------------------------------------------
199,700         3 Com Corp**                                        $  9,136,275
210,900         American Power Conversion Corp**                       2,240,812
 97,050         Bay Networks Inc.**                                    4,367,250
                                                                    ------------
                                                                      15,744,337
                                                                    ------------

                OTHER-CAPITAL GOODS   0.92%
--------------------------------------------------------------------------------
 54,500         Greenfield Industries Inc                              1,675,875
 43,400         OEA Inc.**                                             1,177,225
 78,550         Wabash National Corp                                   2,199,400
                                                                    ------------
                                                                       5,052,500
                                                                    ------------

TOTAL CAPITAL GOODS
  (Cost $83,402,082)                                                 135,043,508
                                                                    ============


                CONSUMER CYCLICAL   36.67%
--------------------------------------------------------------------------------
                AUTOMOTIVE   0.67%
--------------------------------------------------------------------------------
 50,200         APS Holdings Corp Cl A**                                 928,700
 28,600         Exide Corp                                             1,312,025
 67,100         Gentex Corp**                                          1,459,425
                                                                    ------------
                                                                       3,700,150
                                                                    ------------

                BUILDING RELATED   0.27%
--------------------------------------------------------------------------------
 56,900         Newell Co                                              1,500,737
                                                                    ------------

                CABLE RELATED   0.64%
--------------------------------------------------------------------------------
124,750         Tele Comm Liberty Media**                              3,493,000
                                                                    ------------

                CONSUMER PRODUCTS   0.77%
--------------------------------------------------------------------------------
 62,500         Callaway Golf Co                                       1,242,188
 72,500         Department 56 Inc**                                    2,990,625
                                                                    ------------
                                                                       4,232,813
                                                                    ------------

                CONSUMER SERVICES   5.80%
--------------------------------------------------------------------------------
486,155         CUC International Inc**                               18,473,890
321,700         Loewen Group Inc                                       8,525,050
160,000         USA Waste Services Inc**                               3,360,000
 35,400         United Waste Systems Inc**                             1,411,575
                                                                    ------------
                                                                      31,770,515
                                                                    ------------

                CONSUMER SOFT GOODS   0.50%
--------------------------------------------------------------------------------
 55,600         Cole Kenneth Productions Inc.**                        1,181,500
 61,400         Warnaco Group Inc Cl A                                 1,550,350
                                                                    ------------
                                                                       2,731,850
                                                                    ------------

                HOTELS/LEISURE   5.91%
--------------------------------------------------------------------------------
106,200         Brinker International Inc                              1,632,825
302,200         HFS Inc                                               20,927,350
170,500         La Quinta Inns Inc                                     4,624,812
 75,500         Mirage Resorts Inc.**                                  2,557,563
272,000         Prime Hospitality Corp**                               2,618,000
                                                                    ------------
                                                                      32,360,550
                                                                    ------------

                MEDIA-PUBLISHING   4.04%
--------------------------------------------------------------------------------
 79,700         Big Flower Press Holdings                              1,225,387
 88,672         Cox Communications Inc. Cl A**                         1,773,440
147,100         Evergreen Media Corp Cl A                              3,567,175
294,800         Home Shopping Network Inc                              2,763,750
268,150         Infinity Broadcasting Co. Cl A**                       8,580,800
 35,200         Scripps E W Co Cl A                                    1,430,000
197,400         Westwood One Inc.**                                    2,788,275
                                                                    ------------
                                                                      22,128,827
                                                                    ------------

                RETAIL   7.40%
--------------------------------------------------------------------------------
208,500         AutoZone Inc**                                         6,072,563
 81,400         Bed Bath & Beyond Inc**                                2,676,025
 44,100         Caseys General Stores Inc                              1,025,325
208,400         Consolidated Stores Corp**                             5,157,900
 46,400         Discount Auto Parts Inc**                              1,287,600
106,687         Dollar General Corp                                    2,893,885
 34,700         Gymboree Corp                                            819,787
 81,500         Intimate Brands Inc Cl A                               1,354,938
 70,700         Kohls Corp**                                           3,817,800
109,400         Lowes Companies Inc                                    3,446,100
 52,700         Nordstrom Inc                                          2,068,475
163,275         Office Depot Inc**                                     4,000,238
 73,100         Sports Authority Inc**                                 1,544,237
 36,700         Talbots Inc.                                           1,068,887
 69,200         Tandy Corp                                             3,295,650
                                                                    ------------
                                                                      40,529,410
                                                                    ------------

                TELECOMMUNICATIONS   10.09%
--------------------------------------------------------------------------------
 50,700         ADC Telecommunications Inc**                           2,306,850
 37,900         Adtran Inc**                                           1,857,100
268,900         Comcast Corp Cl A                                      5,310,775
 42,400         Fore Systems Inc**                                     2,469,800
 33,800         LCI International Inc**                                  625,300
138,900         MFS Communications Inc**                               6,319,950
 81,700         Mobile TeleCommunications Tech                         1,879,100
 53,400         Paging Network Inc**                                   1,188,150
 65,400         Picturetel Corp.                                       2,550,600
 31,500         Spectrian Corp**                                         732,375
 53,400         Stratacom Inc                                          4,005,000
 28,600         Summa Four Inc**                                         432,575
 13,900         SYNC Resources Inc                                       705,425
 32,900         U.S. Robotics Corp**                                   3,610,775




------------------------------------------------------------------------------ 9

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

MIDCO GROWTH FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited) (Continued)


Shares                                                             Market Value*
--------                                                           -------------
                         TELECOMMUNICATIONS  (CONTINUED)
--------------------------------------------------------------------------------
144,700                  Viacom Inc Cl B **                         $  6,981,775
 47,600                  Vodafone Group PLC ADR                        1,719,550
387,980                  WorldCom Inc.**                              12,609,350
                                                                    ------------
                                                                      55,304,450
                                                                    ------------

                         OTHER-CONSUMER CYCLICAL  0.58%
--------------------------------------------------------------------------------
133,150                  Unifi Inc                                     3,162,312
                                                                    ------------

TOTAL CONSUMER CYCLICAL
 (Cost $148,007,698)                                                 200,914,614
                                                                    ------------

                         CONSUMER STAPLES  18.11%
--------------------------------------------------------------------------------
                         BIOTECHNOLOGY  0.26%
--------------------------------------------------------------------------------
117,800                  Sequus Pharmaceuticals**                      1,472,500
                                                                    ------------

                         CONSUMER PRODUCTS  0.77%
--------------------------------------------------------------------------------
 79,400                  Duracell International Inc                    4,208,200
                                                                    ------------

                         DRUGS & HEALTHCARE  6.42%
--------------------------------------------------------------------------------
 38,400                  Amgen Inc.**                                  1,905,600
 33,700                  Arrow International Inc.                      1,524,925
 37,500                  Biochemical Pharmaceuticals Inc**             1,443,750
238,300                  Biomet Inc                                    4,408,550
 87,700                  Centocor Inc.**                               1,227,800
 38,500                  Indexx Labs Corp                              1,713,250
 86,100                  Medtronic Inc.                                4,724,737
 54,700                  Nellcor Puritan Bennet**                      3,145,250
122,500                  North American Vaccine Inc **                 1,332,188
 70,100                  Northfield Labs Inc**                         1,147,888
 71,700                  Scherer RP Corp Del**                         3,181,687
106,900                  Sybron Corp Del **                            5,157,925
 90,432                  Watson Pharmaceuticals Inc **                 4,261,608
                                                                    ------------
                                                                      35,175,158
                                                                    ------------

                         HEALTHCARE SERVICES   10.66%
--------------------------------------------------------------------------------
 17,000                  American Oncology Resources Corp**              603,500
 50,400                  Apria Healthcare Group Inc**                  1,524,600
114,300                  Diametrics Med Inc                              785,813
 96,800                  HBO & Co                                      7,235,800
233,900                  Health Management
                         Assoc Inc Cl A                                6,198,350
104,900                  Healthsouth Corp                              3,173,225
 46,900                  Integrated Health Inc **                      1,037,663
374,800                  Oxford Health Plans Inc **                   28,110,000
 81,550                  Phycor Inc**                                  3,649,363
 60,000                  United Healthcare Corp                        3,772,500
 50,600                  U.S. Healthcare Inc                           2,302,300
                                                                    ------------
                                                                      58,393,114
                                                                    ------------

TOTAL CONSUMER STAPLES
 (Cost $63,555,754)                                                   99,248,972
                                                                    ------------
                         CREDIT SENSITIVE  8.00%
--------------------------------------------------------------------------------
                         BANKS  0.77%
--------------------------------------------------------------------------------
 27,000                  Cullen Frost Bankers Inc                      1,370,250
 86,300                  Norwest Corp                                  2,847,900
                                                                    ------------
                                                                       4,218,150
                                                                    ------------

                         FINANCIAL SERVICES  4.59%
--------------------------------------------------------------------------------
 92,650                  Advanta Corp Cl B                             3,590,188
 44,200                  Credit Acceptance Corp**                        906,100
 53,100                  MGIC Investment Corp Wisconsin                2,953,688
576,513                  Mercury Financial Co                          8,215,310
 82,100                  Olympic Financial Ltd**                       1,683,050
136,000                  Schwab Charles Corp                           3,298,000
 60,800                  United Asset Management Corp                  2,287,600
181,600                  World Acceptance Corp **                      2,224,600
                                                                    ------------
                                                                      25,158,536
                                                                    ------------

                         INSURANCE  2.16%
--------------------------------------------------------------------------------
 86,725                  AFLAC Inc                                     3,534,044
 87,205                  Frontier Insurance Group Inc                  2,899,566
139,100                  Life Partners Group Inc                       1,721,363
 91,650                  Mutual Risk Management Ltd                    3,677,456
                                                                    ------------
                                                                      11,832,429
                                                                    ------------

                         UTILITIES-ELECTRIC  0.48%
--------------------------------------------------------------------------------
128,697                  AES Corp**                                    2,606,115
                                                                    ------------

TOTAL CREDIT SENSITIVE
 (COST $30,059,153)                                                   43,815,230
                                                                    ------------

                         INTERMEDIATE GOODS
                         AND SERVICES  9.52%
--------------------------------------------------------------------------------
                         BUSINESS SERVICES  1.78%
--------------------------------------------------------------------------------
 47,600                  Alternative Resources Corp**                  1,428,000
173,200                  Medaphis Corp **                              5,629,000
125,050                  Sensormatic Electronics Corp                  2,704,206
                                                                    ------------
                                                                       9,761,206
                                                                    ------------

                         CHEMICAL  2.57%
--------------------------------------------------------------------------------
 57,900                  Airgas Inc **                                 1,621,200
 24,500                  Cytec Industries Inc**                        1,568,000
 58,650                  Englehard Corp                                1,370,944
 39,200                  Georgia Gulf Corp **                          1,396,500
 44,500                  IMC Global Inc                                3,443,188
 18,900                  Olin Corp                                     1,436,400
 81,900                  Union Carbide Corp                            3,245,287
                                                                    ------------
                                                                      14,081,519
                                                                    ------------

                         DISTRIBUTION  0.50%
--------------------------------------------------------------------------------
 59,200                  Arrow Electronics Inc.                        2,760,200
                                                                    ------------



10 -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

MIDCO GROWTH FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited) (Continued)

Shares                                                            Market Value*
-----------                                                       -------------
                ENERGY EQUIPMENT & SERVICES   1.59%
-------------------------------------------------------------------------------
    114,100     Input/Output Inc **                               $  5,262,863
     60,700     Production Operators Corp                            1,851,350
     45,500     Sonat Offshore Drilling                              1,569,750
                                                                  ------------
                                                                     8,683,963
                                                                  ------------
                ENERGY PRODUCERS   1.08%
-------------------------------------------------------------------------------
     80,800     Apache Corp                                          2,151,300
    201,200     Parker & Parsley Co                                  3,772,500
                                                                  ------------
                                                                     5,923,800
                                                                  ------------
                METALS   0.27%
-------------------------------------------------------------------------------
     25,700     Reynolds Metals Co                                   1,484,175
                                                                  ------------
                PAPER & PACKAGING   1.18%
-------------------------------------------------------------------------------
     61,800     Bowater Inc                                          2,456,550
     76,700     Federal Paper Board Inc                              3,988,400
                                                                  ------------
                                                                     6,444,950
                                                                  ------------
                TRANSPORTATION   0.55%
-------------------------------------------------------------------------------
     46,300     Atlantic Southeast Airlines                          1,215,375
     56,150     Comair Holdings Inc                                  1,817,856
                                                                  ------------
                                                                     3,033,231
                                                                  ------------

TOTAL INTERMEDIATE GOODS & SERVICES
  (Cost $42,292,530)                                                52,173,044
                                                                  ------------
TOTAL COMMON STOCKS
  (Cost $367,317,217)                                              531,195,368
                                                                  ------------
                WARRANTS   0.00%
-------------------------------------------------------------------------------
         71     Westwood One Inc Warrants
                (Cost $0)                                                    0


Face Amount
-----------
                SHORT-TERM U.S. GOVERNMENT
                TREASURIES    1.81%
-------------------------------------------------------------------------------
$10,000,000     U.S. Treasury Bill,
                5.24%, 01/11/96                                      9,940,322
                                                                  ------------
                (Cost $9,940,322)

Shares                                                            Market Value*
-----------                                                       -------------

                MUTUAL FUNDS   1.17%
-------------------------------------------------------------------------------
6,341,263       Provident Institutional Temp. Fund
                (Cost $6,389,706)                                 $  6,389,706
                                                                  ------------

TOTAL INVESTMENTS
(Cost $383,647,245)                                       99.92%  $547,525,396
Other Assets in Excess of Liabilities                      0.08%       460,050
                                                         ---------------------
NET ASSETS                                               100.00%  $547,985,446
                                                         =====================

 * See note 1 to financial statements.
** Denotes non-income producing security.

----------------------------------------------------------------------------- 11

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SMALL-CAP OPPORTUNITY FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited)

Shares                                                         Market Value*
------                                                         -------------
             COMMON STOCKS  93.97%
----------------------------------------------------------------------------
             BASIC INDUSTRIES  9.06%
----------------------------------------------------------------------------
             COMMERCIAL CONSTRUCTION  1.41%
----------------------------------------------------------------------------
 9,130       Granite Construction Inc                             $253,357
                                                               -------------
             NONFERROUS METALS  1.60%
----------------------------------------------------------------------------
13,450       Magma Copper Co                                       285,813
                                                               -------------
             PAPER & WOOD  3.13%
----------------------------------------------------------------------------
36,900       Domtar Inc                                            299,812
 6,840       Rayonier Inc                                          261,630
                                                               -------------
                                                                   561,442
                                                               -------------

             RUBBER & PLASTICS  1.53%
----------------------------------------------------------------------------
 8,600       Tredegar Industries Inc                               273,050
                                                               -------------
             STEEL  1.39%
----------------------------------------------------------------------------
 4,870       Texas Industries Inc                                  249,588
                                                               -------------

TOTAL BASIC INDUSTRIES
 (Cost $1,463,199)                                               1,623,250
                                                               -------------

             CAPITAL GOODS  8.90%
----------------------------------------------------------------------------
             CONSTRUCTION EQUIPMENT  3.84%
----------------------------------------------------------------------------
 5,360       AGCO Corp                                             231,150
16,120       JLG Industries Inc                                    457,405
                                                               -------------
                                                                   688,555
                                                               -------------
             MISCELLANEOUS PRODUCTION
             GOODS  5.06%
----------------------------------------------------------------------------
 9,216       Commercial Metals Co                                  216,576
 7,920       Park Electrochemical Corp                             240,570
 4,180       Pittway Corp Cl A                                     268,565
 7,660       Smith A O Corp                                        181,925
                                                               -------------
                                                                   907,636
                                                               -------------

TOTAL CAPITAL GOODS
 (Cost $1,114,466)                                               1,596,191
                                                               -------------

             CONSUMER CYCLICAL  8.57%
----------------------------------------------------------------------------
             APPAREL  2.17%
----------------------------------------------------------------------------
 8,540       Fieldcrest Cannon Inc                                 171,867
 5,180       Springs Industries Inc                                217,560
                                                               -------------
                                                                   389,427
                                                               -------------

Face Amount                                                    Market Value*
-----------                                                    -------------

             MISCELLANEOUS  2.85%
----------------------------------------------------------------------------
  14,370     Oneida Ltd                                           $249,679
   8,240     Toro Co                                               260,590
                                                               -------------
                                                                   510,269
                                                               -------------

             RESIDENTIAL CONSTRUCTION  3.55%
----------------------------------------------------------------------------
  30,400     M D C Holdings Inc                                    201,400
  25,970     NVR Inc**                                             253,208
   9,000     Webb Del E Corp                                       182,250
                                                               -------------
                                                                   636,858
                                                               -------------

TOTAL CONSUMER CYCLICAL
 (Cost $1,464,413)                                               1,536,554
                                                               -------------

             CONSUMER STAPLES  9.28%
----------------------------------------------------------------------------
             DRUGS & MEDICAL PRODUCTS  3.18%
----------------------------------------------------------------------------
   6,180     Bio Rad Labs Inc Cl A**                               254,925
  11,620     Datascope Corp**                                      296,310
     700     Sola International Inc**                               19,075
                                                               -------------
                                                                   570,310
                                                               -------------

             FOOD/AGRICULTURE  6.10%
----------------------------------------------------------------------------
     580     Alberto Culver Co Cl A                                 16,457
   2,850     Ben & Jerrys Homemade Inc Cl A**                       44,531
  13,200     Goodmark Foods Inc                                    242,550
  18,552     Hudson Foods Inc                                      296,832
  17,155     J&J Snack Foods Corp**                                210,149
   9,150     Smithfield Foods Inc**                                283,650
                                                               -------------
                                                                 1,094,169
                                                               -------------

TOTAL CONSUMER STAPLES
 (Cost $1,343,205)                                               1,664,479
                                                               -------------

             ENERGY  4.25%
----------------------------------------------------------------------------
             OIL & NATURAL GAS  4.25%
----------------------------------------------------------------------------
   7,930     Diamond Shamrock Inc                                  199,241
  13,750     Global Industrial
             Technologies Inc**                                    244,062
  32,660     Pride Petroleum Services**                            318,435
                                                               -------------

TOTAL ENERGY
 (Cost $653,924)                                                   761,738
                                                               -------------

             FINANCIALS  15.03%
----------------------------------------------------------------------------
             BANKS/SAVINGS & LOANS  5.57%
----------------------------------------------------------------------------
   2,980     Baybanks Inc                                          247,340
   5,230     Deposit Guaranty Corp                                 243,195
   6,290     N S Bancorp Inc                                       244,917
  11,310     North Fork Bancorporation Inc                         262,958
                                                               -------------
                                                                   998,410
                                                               -------------

12 -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SMALL-CAP OPPORTUNITY FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited)(Continued)

Shares                                                             Market Value*
------                                                             -------------
                INSURANCE   5.83%
--------------------------------------------------------------------------------
 8,300          Fremont General Corp                                $  286,350
10,870          PXRE Corp                                              263,598
11,610          Paul Revere Corp                                       242,359
 6,650          Selective Insurance Group Inc                          252,700
                                                                    ----------
                                                                     1,045,007
                                                                    ----------

                MISCELLANEOUS   3.63%
--------------------------------------------------------------------------------
14,760          Mercer International Inc**                             317,340
 7,070          Money Store Inc                                        334,057
                                                                    ----------
                                                                       651,397
                                                                    ----------

TOTAL FINANCIALS
  (Cost $2,102,129)                                                  2,694,814
                                                                    ----------

                INTERMEDIATE GOODS &
                SERVICES   18.68%
--------------------------------------------------------------------------------
                BUSINESS SERVICES   5.31%
--------------------------------------------------------------------------------
24,420          Aviall Inc                                             207,570
10,767          Bell Industries Inc**                                  244,949
 7,840          Comdisco Inc                                           265,580
11,320          Standard Register Co                                   234,890
                                                                    ----------
                                                                       952,989
                                                                    ----------

                MEDICAL & DENTAL   3.47%
--------------------------------------------------------------------------------
17,970          Bindley Western Industries Inc                         321,214
 7,280          Universal Health Services Inc**                        300,300
                                                                    ----------
                                                                       621,514
                                                                    ----------

                RETAIL   5.07%
--------------------------------------------------------------------------------
14,100          Big B Inc                                              142,762
32,060          General Host Corp                                      152,285
24,030          Shopko Stores Inc                                      273,341
13,560          Younkers Inc**                                         340,695
                                                                    ----------
                                                                       909,083
                                                                    ----------

                SANITATION   1.24%
--------------------------------------------------------------------------------
12,090          Western Waste Industries Inc**                         222,154
                                                                    ----------

                TRAVEL/RECREATION   3.59%
--------------------------------------------------------------------------------
22,040          AZTAR Corp**                                           192,850
 8,770          Carmike Cinemas Inc**                                  214,865
24,460          Prime Hospitality Corp**                               235,428
                                                                    ----------
                                                                       643,143
                                                                    ----------

TOTAL INTERMEDIATE GOODS & SERVICES
  (Cost $3,018,798)                                                  3,348,883
                                                                    ----------

                TECHNOLOGY   11.58%
--------------------------------------------------------------------------------
                AEROSPACE   5.16%
--------------------------------------------------------------------------------
21,470          ECC International Corp**                            $  220,067
 8,410          Tech System Corp**                                     251,249
 6,910          Thiokol Corp                                           234,076
 4,860          Watkins Johnson Co                                     220,523
                                                                    ----------
                                                                       925,915
                                                                    ----------

                COMPUTER & OFFICE   4.15%
--------------------------------------------------------------------------------
14,050          Evans & Sutherland Computers**                         337,200
11,270          Standard Microsystem Co**                              232,444
11,410          Western Digital Corp**                                 174,003
                                                                    ----------
                                                                       743,647
                                                                    ----------

                COMMUNICATION   2.27%
--------------------------------------------------------------------------------
30,060          Digital System International Inc**                     407,689
                                                                    ----------

TOTAL TECHNOLOGY
  (Cost $1,806,073)                                                  2,077,251
                                                                    ----------

                TRANSPORTATION   4.47%
--------------------------------------------------------------------------------
                AIR TRANSPORTATION   3.19%
--------------------------------------------------------------------------------
14,620          Harper Group Inc                                       252,195
31,940          Worldcorp Inc**                                        319,400
                                                                    ----------
                                                                       571,595
                                                                    ----------

                GROUND TRANSPORTATION   1.28%
--------------------------------------------------------------------------------
 8,760          Consolidated Freightways Inc                           229,950
                                                                    ----------

TOTAL TRANSPORTATION
  (Cost $809,433)                                                      801,545
                                                                    ----------

                UTILITIES   4.15%
--------------------------------------------------------------------------------
                ELECTRIC & GAS   4.15%
--------------------------------------------------------------------------------
 7,940          Central Hudson Gas
                & Electric Corp                                        241,177
 5,900          Cilcorp Inc                                            242,637
14,460          Southwest Gas Corp                                     260,280
                                                                    ----------

TOTAL UTILITIES
  (Cost $635,140)                                                      744,094
                                                                    ----------

TOTAL COMMON STOCKS
  (Cost $14,410,780)                                                16,848,799
                                                                    ----------


----------------------------------------------------------------------------- 13

--------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------

SMALL-CAP OPPORTUNITY FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited)(Continued)

Shares                                                       Market Value*
------                                                       -------------
                         MUTUAL FUNDS 0.90%
--------------------------------------------------------------------------
 161,472                 Provident Institutional
                         Temp Fund
                         (Cost $162,034)                        $   162,034
                                                                -----------

Face Amount
-----------
                         SHORT-TERM U.S. GOVERNMENT
                         TREASURIES  6.11%
--------------------------------------------------------------------------
                         U.S. Treasury Bills:
$500,000                 5.26%, 12/21/95                        $   498,539
 600,000                 5.25%, 01/11/96                            596,413
                                                                -----------

TOTAL SHORT-TERM U.S.
GOVERNMENT TREASURIES
  (Cost $1,094,952)                                               1,094,952
                                                                -----------

TOTAL INVESTMENTS                                     100.98%   $18,105,785
(Cost $15,667,766)
Liabilities in Excess
 of Other Assets                                      (0.98%)      (174,864)
                                                      ---------------------
TOTAL NET ASSETS                                      100.00%   $17,930,921
                                                      ---------------------

* See note 1 to financial statements.
** Denotes non-income producing security.




INTERMEDIATE-TERM BOND FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited)


Face Amount                                                       Market Value*
-----------                                                       ------------
                   CORPORATE BONDS 50.39%
------------------------------------------------------------------------------
                   ASSET BACKED  5.70%
------------------------------------------------------------------------------
$  416,838         ALPS 94 1 Pass-Through Certificates
                   Ser A, 7.150%, 09/15/04                         $   422,144
   750,000         Conti Mortgage Home Equity
                   Loan Trust, 7.95%, 04/15/10                         778,619
 1,000,000         Discover Card Master Trust Ser 95-1-2,
                   6.55%, 02/18/03                                   1,027,479
   931,180         Equicredit Corp Home Equity Loan
                   Trust Ser 1994-1, 5.80%, 03/15/09                   923,198
 1,000,000         Premier Auto Trust Ser 95-2-A5,
                   7.15%, 02/04/99                                   1,028,929
   750,000         World Omni Auto Series 95-A
                   6.05%, 11/25/01                                     754,672
                                                                   -----------
TOTAL ASSET BACKED
 (Cost $4,883,603)                                                   4,935,041
                                                                   -----------

                   FINANCIAL  12.84%
------------------------------------------------------------------------------
                   OPERATORS OF NON-RESIDENTIAL
                   BUILDINGS  1.17%
------------------------------------------------------------------------------
                   Kimco Realty Corp MTN,
 1,000,000         6.83%, 11/14/05                                   1,016,510
                                                                   -----------

                   PERSONAL CREDIT INSTITUTIONS 1.17%
------------------------------------------------------------------------------
 1,000,000         General Motors Acceptance Corp MTN,
                   6.625%, 10/15/05                                  1,008,346
                                                                   -----------

                   REAL ESTATE INVESTMENT TRUST  4.20%
------------------------------------------------------------------------------
    700,000        Developers Diversified Realty Corp,
                   7.625%, 05/15/00                                    714,819
  1,000,000        New Plan Realty Trust,
                   7.75%, 04/06/05                                   1,080,736
    800,000        Price REIT Inc,
                   7.25%, 11/01/00                                     804,160
  1,000,000        Weingarten Realty Investors Trust MTN,
                   7.22%, 06/01/05                                   1,036,780
                                                                   -----------
                                                                     3,636,495
                                                                   -----------

                   SAVINGS & LOAN HOLDING COMPANIES -
                   FEDERALLY CHARTERED  2.54%
------------------------------------------------------------------------------
  1,500,000        Golden West Financial Corp,
                   8.375%, 04/15/02                                  1,661,612
    500,000        World Savings and Loan,
                   10.25%, 10/01/97                                    537,829
                                                                   -----------
                                                                     2,199,441
                                                                   -----------
                   SECURITIES BROKERS, DEALERS
                   & FLOTATION COS  2.38%
------------------------------------------------------------------------------
  2,000,000        Merrill Lynch Corp MTN,
                   8.23%, 04/30/02                                   2,065,000
                                                                   -----------

                   STATE COMMERCIAL BANKS 1.38%
------------------------------------------------------------------------------
  1,150,000        Chemical Bank NY NY,
                   7.00%, 6/01/05.                                   1,194,516
                                                                   -----------

TOTAL FINANCIAL
  (Cost $10,698,315)                                                11,120,308
                                                                   -----------


14 ---------------------------------------------------------------------------

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

INTERMEDIATE-TERM BOND FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited)(Continued)


Face Amount                               Market Value*
-----------                               ------------
            INDUSTRIAL 23.72%
------------------------------------------------------
            BOOKS - PUBLISHING OR PUBLISHING
            & PRINTING 0.88%
------------------------------------------------------
$1,000,000  Western Publishing Group Inc,
            7.65%, 09/15/02                $   765,000
                                           -----------

            BROADCAST - MEDIA 3.30%
------------------------------------------------------
 1,100,000  Cox Communications Inc,
            6.375%, 06/15/00                 1,112,780
 1,500,000  TKR Cable I Cable Notes,
            10.50%, 10/30/07                 1,743,890
                                           -----------
                                             2,856,670
                                           -----------

            CABLE & OTHER PAY TELEVISION
            SERVICES  2.88%
------------------------------------------------------
 2,375,000  Telecommunications Inc,
             8.00%, 08/01/05                 2,495,336
                                           -----------
            COOKIES & CRACKERS  1.18%
------------------------------------------------------
 1,000,000  RJR Nabisco Inc,
            8.00%, 07/15/01                  1,023,149
                                           -----------

            ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT  1.37%
------------------------------------------------------
 1,150,000  Rockwell International Corp,
            6.625%, 06/01/05                 1,187,309
                                           -----------

            ENERGY  1.15%
------------------------------------------------------
 1,000,000  Defeasance Portfolio
            Management Trust Ser 1,
            5.635%, 07/15/98 (2)               996,700
                                           -----------

            HOSPITAL & MEDICAL
            SERVICE PLANS  0.51%
------------------------------------------------------
   420,000  Foundation Health Corp,
            7.75%, 06/01/03                    437,987
                                           -----------

            INDUSTRIAL ORGANIC
            CHEMICALS  0.92%
------------------------------------------------------
   750,000  ISP Chemicals Inc,
            9.00%, 03/01/99                    795,116
                                           -----------

            METALS - MISC  1.19%
------------------------------------------------------
 1,000,000  CSR America Inc,
            6.875%, 07/21/05                 1,027,156
                                           -----------

            MOTION PICTURE & VIDEO
            TAPE PRODUCTION  2.49%
------------------------------------------------------
            Time Warner Entertainment Co:
 1,000,000  9.625%, 05/01/02                 1,152,868
 1,000,000  7.25%, 09/01/08                  1,002,089
                                           -----------
                                             2,154,957
                                           -----------

Face Amount                               Market Value*
-----------                               ------------

            NEWSPAPER - PUBLISHING OR
            PUBLISHING & PRINTING  2.87%
------------------------------------------------------
$1,500,000  News America Holdings,
            8.625%, 02/01/03               $ 1,665,225
   750,000  The New York Times Co,
            7.625%, 03/15/05                   823,067
                                           -----------
                                             2,488,292
                                           -----------
            PHARMACEUTICAL
            PREPARATIONS  3.17%
------------------------------------------------------
 1,700,000  Bayer Corp,
            6.50%, 10/01/02 (2)              1,737,298
 1,000,000  Upjohn Co MTN Ser-A,
            6.25%, 02/02/98                  1,011,024
                                           -----------
                                             2,748,322
                                           -----------

            RETAIL DEPARTMENT STORES  0.88%
------------------------------------------------------
 1,000,000  K Mart Corp,
            8.125%, 12/01/06                   765,000
                                           -----------

            SEARCH, DETECTION, NAVIGATION, GUIDANCE
            AERONAUTICAL SYSTEMS  0.93%
------------------------------------------------------
   790,000  Raytheon Co, 6.50%, 07/15/05       806,816
                                           -----------
TOTAL INDUSTRIAL
  (Cost $20,050,354)                        20,547,810
                                           -----------

            TRANSPORTATION  4.98%
------------------------------------------------------
 1,848,748  American Airlines,
            9.71%, 01/02/07                  2,112,767
 1,080,000  Jets Equipment Trust Ser 95-B,
            7.83%, 12/15/06 (2)              1,110,391
 1,000,000  United Airlines Pass Through
            Certificates 95-A1,
            9.02%, 04/19/12                  1,087,629
                                           -----------
TOTAL TRANSPORTATION
  (Cost $3,942,118)                          4,310,787
                                           -----------

            UTILITIES  3.15%
------------------------------------------------------
            ELECTRIC POWER  0.65%
------------------------------------------------------
   946,000  Del Norte Funding for El Paso,
            9.05%, 01/02/93 (1)                558,140
                                           -----------

            ELECTRIC SERVICES  1.41%
------------------------------------------------------
 1,250,000  Central Maine Power Co,
            6.25%, 11/01/98                  1,220,456
                                           -----------

            ELECTRIC & OTHER SERVICES
            COMBINED  1.09%
------------------------------------------------------
 1,000,000  Long Island Lighting Co,
            7.125%, 06/01/05                   946,928
                                           -----------
TOTAL UTILITIES
  (Cost $3,186,940)                          2,725,524
                                           -----------

----------------------------------------------------------------------------- 15

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

INTERMEDIATE-TERM BOND FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited) (Continued)

 Face Amount                                                       Market Value*
 -----------                                                       -------------
TOTAL CORPORATE BONDS
(Cost $42,761,330)                                                  $43,639,470
                                                                    -----------

                           MORTGAGE-BACKED
                           SECURITIES  3.78%
-------------------------------------------------------------------------------
 $  656,715                Collateralized Mortgage
                           Securities Corp,
                           8.75%, 04/20/19                              683,456
  2,603,122                Federal National Mortgage
                           Association, 6.00%, 01/01/01               2,595,519
                                                                    -----------

TOTAL MORTGAGE-BACKED SECURITIES
 (Cost $3,293,906)                                                    3,278,975
                                                                    -----------

                           U.S. GOVERNMENT
                           TREASURIES  41.92%
-------------------------------------------------------------------------------
                           U.S. Treasury Notes:
 2,000,000                  8.00%, 01/15/97                           2,056,872
 3,000,000                  6.125%, 05/31/97                          3,030,933
 4,500,000                  8.50%, 07/15/97                           4,715,154
 4,000,000                  6.00%, 12/31/97                           4,050,000
 3,000,000                  6.125%, 05/15/98                          3,049,683
 3,000,000                  6.375%, 01/15/99                          3,077,808
 4,000,000                  7.75%, 11/30/99                           4,312,500
 3,300,000                  6.875%, 03/31/00                          3,469,125
 2,200,000                  6.75%, 04/30/00                           2,302,434
 2,000,000                  7.75%, 02/15/01                           2,196,250
 3,000,000                  6.25%, 02/15/03                           3,093,750
                           U.S. Treasury Zero Coupon Strip,
 1,000,000                 11/15/96                                     951,046
                                                                    -----------

TOTAL U.S. GOVERNMENT TREASURIES
 (Cost $35,269,997)                                                  36,305,555
                                                                    -----------

 Shares
 ------
                           MUTUAL FUNDS  0.75%
-------------------------------------------------------------------------------
   642,528                 Provident Institutional Temp Fund
                           (Cost $647,324)                              647,324
                                                                    -----------

TOTAL INVESTMENTS                                    96.84%         $83,871,324
 (Cost $81,972,557)
Other Assets in Excess
 of Liabilities                                       3.16%           2,736,905
                                                   ----------------------------

 NET ASSETS                                         100.00%         $86,608,229
                                                   ----------------------------

*See note 1 to financial statements.
(1) Security is in default.
(2) Restricted security-see Note 5 of Notes to Financial
    Statements

LONG-TERM BOND FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited)


Face Amount                                                        Market Value*
-----------                                                        -------------
                           CORPORATE BONDS  43.83%
-------------------------------------------------------------------------------
                           FINANCIAL  15.29%
-------------------------------------------------------------------------------
                           FINANCIAL SERVICES  0.87%
-------------------------------------------------------------------------------
$  250,000                 Leucadia National Corp,
                           7.75%, 08/15/13                          $   255,188
                                                                    -----------

                           FIRE MARINE & CASUALTY
                           INSURANCE  2.06%
-------------------------------------------------------------------------------
   600,000                 Zurich Reinsurance Center Holdings,
                           7.125%, 10/15/23.                            601,010
                                                                    -----------

                           LIFE INSURANCE  2.00%
-------------------------------------------------------------------------------
   500,000                 Lincoln National Insurance Co,
                           9.125%, 10/01/24.                            583,564
                                                                    -----------

                           MULTI LINE INSURANCE  0.85%
-------------------------------------------------------------------------------
   250,000                 Principal Mutual Life Insurance Co,
                           7.875%, 03/01/24 (1)                         248,690
                                                                    -----------

                           OPERATORS OF NON-RESIDENTIAL
                           BUILDINGS  4.92%
-------------------------------------------------------------------------------
   400,000                 Kimco Realty Corp,
                           6.83%, 11/14/05                              406,604
   250,000                 New Plan Realty Trust,
                           7.75%, 04/06/05                              270,184
   500,000                 Property Trust of America,
                           6.875%, 02/15/08                             500,098
   250,000                 Rouse Co,
                           8.50%, 01/15/03                              261,287
                                                                    -----------
                                                                      1,438,173
                                                                    -----------

                           PERSONAL CREDIT INSTITUTIONS  0.86%
-------------------------------------------------------------------------------
   250,000                 General Motors Acceptance Corp,
                           6.625%, 10/15/05                             252,087
                                                                    -----------

                           REAL ESTATE INVESTMENT TRUSTS  1.83%
-------------------------------------------------------------------------------
   275,000                 Price REIT Inc,
                           7.25%, 11/01/00                              276,430
   250,000                 Weingarten Realty Investors
                           Trust MTN,
                           7.22%, 06/01/05                              259,195
                                                                    -----------
                                                                        535,625
                                                                    -----------

                           SAVINGS INSTITUTIONS-
                           FEDERALLY CHARTED  1.90%
-------------------------------------------------------------------------------
   500,000                 Golden West Financial Corp,
                           8.375%, 04/15/02                             553,870
                                                                    -----------

   TOTAL FINANCIAL
   Cost $4,232,624)                                                   4,468,207
                                                                    -----------

16 -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

LONG-TERM BOND FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited) (Continued)

Face Amount                                     Market Value*
-----------                                     -------------
             INDUSTRIAL  22.50%
-------------------------------------------------------------
             BOOKS, PUBLISHING OR
             PUBLISHING & PRINTING  0.65%
-------------------------------------------------------------
$  250,000   Western Publishing Group Inc,
             7.65%, 09/15/02                     $   191,250
                                                 -----------

             BROADCAST MEDIA  1.43%
-------------------------------------------------------------
   400,000   Cox Communications Inc,
             7.625%, 06/15/25                        417,025
                                                 -----------

             CABLE & OTHER PAY TELEVISION
             SERVICES  2.88%
-------------------------------------------------------------
             Tele Communications Inc,
   800,000   8.00%, 08/01/05                         840,534
                                                 -----------

             DAIRY PRODUCTS  1.72%
-------------------------------------------------------------
   500,000   Borden Inc,
             7.875%, 02/15/23                        501,299
                                                 -----------

             HOSPITAL & MEDICAL
             SERVICE PLANS  0.50%
-------------------------------------------------------------
   140,000   Foundation Health Corp,
             7.75%, 06/01/03                         145,996
                                                 -----------

             INDUSTRIAL ORGANIC
             CHEMICALS  1.81%
-------------------------------------------------------------
   500,000   ISP Chemicals Inc,
             9.00%, 03/01/99                         530,077
                                                 -----------

             MISCELLANEOUS CHEMICAL
             PRODUCTS  1.47%
-------------------------------------------------------------
   400,000   Lubrizol Corp,
             7.25%, 06/15/25                         429,138
                                                 -----------

             NATURAL GAS TRANSMISSION  1.12%
-------------------------------------------------------------
   250,000   Coastal Corp,
             10.75%, 10/01/10                        327,162
                                                 -----------

             NEWSPAPERS - PUBLISHING OR
             PUBLISHING & PRINTING  1.99%
-------------------------------------------------------------
   500,000   News America Holdings Inc,
             9.25%, 02/01/13                         582,103
                                                 -----------

             OIL - INTEGRATED DOMESTIC  3.26%
-------------------------------------------------------------
 1,000,000   Oxy Oil & Gas Inc,
             7.00%, 04/15/11                         952,627
                                                 -----------

             PERIODICALS - PUBLISHING OR
             PUBLISHING & PRINTING  2.84%
-------------------------------------------------------------
   750,000   Time Warner Inc,
             9.125%, 01/15/13                        829,267
                                                 -----------

             PHARMACEUTICAL PREPARATIONS  1.92%
-------------------------------------------------------------
$  550,000   Bayer Corp,
             6.50%, 10/01/02(1)                  $   562,067
                                                 -----------

             SEARCH, DETECTION, NAVIGATION,
             GUIDENCE, AERONAUTICAL
             SYSTEMS  0.91%
-------------------------------------------------------------
   260,000   Raytheon Co,
             6.50%, 07/15/05                         265,534
                                                 -----------

TOTAL INDUSTRIAL
  (Cost $6,141,744)                                6,574,079
                                                 -----------

             TRANSPORTATION  4.26%
-------------------------------------------------------------
   500,000   AMR Corp,
             10.00%, 04/15/21                        612,596
   350,000   Jets Equipment Trust 95-B,
             7.83%, 02/15/06 (1)                     359,849
   250,000   United Airlines Pass-
             Through Certificates,
             9.02%, 04/19/12                         271,907
                                                 -----------

TOTAL TRANSPORTATION
  (Cost $1,098,092)                                1,244,352
                                                 -----------

             UTILITIES - ELECTRIC  1.78%
-------------------------------------------------------------
   550,000   Long Island Lighting Co,
             7.125%, 06/01/05                        520,810
                                                 -----------

TOTAL CORPORATE BONDS
  (Cost $12,009,624)                              12,807,448
                                                 -----------

             U.S. GOVERNMENT
             TREASURIES  53.05%
-------------------------------------------------------------
             U.S. TREASURY BONDS/
             NOTES  42.30%
-------------------------------------------------------------
             U.S. Treasury Bonds:
 1,500,000   9.375%, 02/15/06                      1,905,000
 1,750,000   7.50%,  11/15/16                      2,010,857
 1,000,000   8.875%, 02/15/19                      1,319,375
 1,500,000   8.50%,  02/15/20                      1,916,250
 1,500,000   7.875%, 02/15/21                      1,805,625
 1,500,000   8.125%, 08/15/21                      1,855,313
             U.S. Treasury Note,
 1,500,000   6.25%,  02/15/03                      1,546,875
                                                 -----------
                                                  12,359,295
                                                 -----------

----------------------------------------------------------------------------- 17

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

LONG-TERM BOND FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited) (Continued)

Face Amount                                     Market Value*
-----------                                     -------------
             U.S. GOVERNMENT ZERO
             COUPON STRIPS  10.75%
-------------------------------------------------------------
$2,000,000   02/15/04                           $   1,249,990
 5,000,000   08/15/11                               1,890,240
                                                -------------
                                                    3,140,230
                                                -------------

TOTAL U.S. GOVERNMENT TREASURIES                   15,499,525
  (Cost $13,644,562)                            -------------


             MUTUAL FUNDS  1.67%
-------------------------------------------------------------
   486,097   Provident Institutional
             Temp Fund                                489,193
                                                -------------
             (Cost $489,193)

TOTAL INVESTMENTS
  (Cost $26,143,379)                98.55%      $  28,796,166

Other Assets
  in Excess of Liabilities           1.45%            423,934
                                   --------------------------
NET ASSETS                         100.00%      $  29,220,100
                                   ==========================

* See Note 1 to financial statements
(1) Restricted Security--See Note 5 of Notes to Financial Statements


COLORADO TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited)

  Face                                       Bond Rating     Market
 Amount                                      Moody's/S&P     Value*
--------                                     -----------    --------
           CERTIFICATES OF
           PARTICIPATION  1.90%
--------------------------------------------------------------------
$100,000   State of Colorado Certificate
           of Participation Master Lease
           Purchase Agreement,
           5.25%, 11/01/99, AMBAC              Aaa/AAA      $103,682
 100,000   Lakewood, Jefferson County,
           Certificate of Participation,
           5.625%, 12/01/99, MBIA              Aaa/AAA       104,079
                                                            --------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $200,985)                                            207,761
                                                            --------

           GENERAL OBLIGATION BONDS  58.17%
--------------------------------------------------------------------
           COUNTY/CITY/SPECIAL DISTRICT/
           SCHOOL DISTRICT  58.17%
--------------------------------------------------------------------
 100,000   Adams County School District #12,
           7.25%, 12/15/09, Prerefunded
           12/15/99 @ 100.00                   NR/A+         111,227
 100,000   Arapahoe County School
           District #1, 4.85%, 11/01/04        Aaa/AA        100,934
 125,000   Arapahoe County School
           District #2, 6.75%, 12/01/04,
           Optional 12/01/99 @ 101.00          A/NR          134,720
 250,000   Arapahoe County School
           District #6 95a, 5.50%, 12/01/06    Aa/AA         263,510
 150,000   Boulder Library, 7.30%, 10/01/08,
           Prerefunded 10/01/98 @ 100.00       Aaa/AA        162,927
           Boulder, Larimer & Weld
           Counties, School District 1J:
 100,000   5.50%, 12/15/04, Optional
           12/15/02 @ 101.00, MBIA             Aaa/AAA       105,468
 175,000   5.80%, 12/15/07, Optional
           12/15/02 @ 101.00, MBIA             Aaa/AAA       185,631
 100,000   6.00%, 12/15/10, Optional
           12/15/02 @ 101.00, MBIA             Aaa/AAA       106,028
 125,000   Colorado Springs Various
           Purpose, 6.60%, 09/01/00,
           Prerefunded 09/01/99 @ 100.00       NR/AAA        135,531
 250,000   Clear Creek County School
           District Re-1, 5.40%, 12/01/11,
           MBIA                                Aaa/AAA       250,000
 250,000   Douglas & Elbert Counties
           School District Re-1, 5.75%,
           12/15/05, Optional 12/15/02
           @ 100.00, FGIC                      Aaa/AAA       265,115
           Eagle, Garfield & Routt Counties
           School District 50-J:
 125,000   6.60%, 12/01/99, Prerefunded
           12/01/98 @ 100.00                   Aaa/AAA       133,928
  85,000   5.60%, 12/01/01, FGIC               Aaa/AAA        90,561
 200,000   5.75%, 12/01/03, FGIC               Aaa/AAA       214,254


18 -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

COLORADO TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited) (Continued)


Face                                            Bond Rating    Market
Amount                                          Moody's/S&P    Value*
--------                                        -----------   --------
$125,000   El Paso County School District
           #3, 6.20%, 12/15/00, Optional
           12/15/98 @ 101.00, MBIA                Aaa/AAA     $132,799
 125,000   El Paso County School District
           #49, 6.75%, 12/01/04, Optional
           12/01/00 @ 100.00, MBIA                Aaa/AAA      136,306
 125,000   Fruita, Mesa County,
           6.40%, 10/01/00, Optional
           10/01/97 @ 100.00, AMBAC               Aaa/AAA      129,577
 250,000   Garfield, Eagle & Pitkin Counties
           School District Re-1, 6.60%,
           12/15/14, Optional 06/15/04
           @ 101.00                               Aaa/AAA      276,775
 150,000   Golden, Jefferson County Water,
           4.80%, 11/15/05                        A1/NR        149,762
 625,000   Goldsmith Metropolitan
           District Arapahoe & Denver
           Counties, 6.50%, 12/01/03,
           Optional 12/01/99 @ 101.00, MBIA       Aaa/AAA      673,175
           Jefferson County School
           District R-1:
 100,000    5.10%, 12/15/99, AMBAC                Aaa/AAA      103,500
 100,000    5.75%, 12/15/03, Optional
            12/15/02 @ 101.00, AMBAC              Aaa/AAA      107,887
 500,000    5.90%, 12/15/04, Optional
            12/15/02 @ 101.00, AMBAC              Aaa/AAA      539,210
 125,000   Larimer County School
           District #1,  7.00%, 12/15/08,
           Prerefunded 12/15/01
           @ 101.00                               NR/NR        142,679
 100,000   Longmont, Boulder County,
           5.15%, 09/01/99, MBIA                  Aaa/AAA      103,085
 105,000   Morgan County School
           District #3 6.45%, 12/01/98            A/NR         111,844
           Northglenn, Adams County:
 150,000    6.70%, 11/01/01, Optional
            11/01/96 @ 101.00, MBIA               Aaa/AAA      154,626
 250,000    5.50%, 12/01/06, Optional
            12/01/04 @ 101.00, FSA                Aaa/AAA      263,552
 100,000   Pitkin County School District Re-1,
           5.50%, 11/15/00, AMBAC                 Aaa/AAA      105,169
 125,000   Poudre Valley Hospital District,
           6.80%, 11/15/02, Prerefunded
           11/15/98 @ 101.00                      NR/AAA       135,600
  75,000   Routt County School District #2,
           5.00%, 12/01/05, FGIC                  Aaa/AAA       75,491
 125,000   Thornton, Adams County,
           5.75%, 12/01/04, Optional
           12/01/02 @ 101.00, FGIC                Aaa/AAA      134,044
           Thornton, Adams County Water:
  25,000    7.40%, 12/01/98, FGIC                 Aaa/AAA       27,346
 125,000    7.40%, 12/01/98, Prerefunded
            12/01/96 @ 102.00,  FGIC              Aaa/AAA      132,111
 100,000    5.20%, 12/01/99, FGIC                 Aaa/AAA      103,836
 135,000   Three Lakes Water & Sanitation
           District Grand County Limited
           Tax, 6.00%, 06/01/00 Optional
           06/01/97 @ 101.00, MBIA                Aaa/AAA      139,432
 100,000   Woodland Park, Teller County,
           6.30%, 07/01/08, Optional
           07/01/00  @ 101.00, FGIC               Aaa/AAA      107,164
 125,000   Woodmoor Water & Sanitation
           District 1 El Paso County,  6.20%,
           12/01/00, Optional 12/01/95
           @ 101.00, MBIA                         Aaa/AAA      127,986
                                                          ------------
TOTAL GENERAL OBLIGATION BONDS
 (Cost $6,087,717)                                           6,372,790

                                                          ------------
           REVENUE BONDS   36.76%
--------------------------------------------------------------------------------
           EDUCATION   5.88%
--------------------------------------------------------------------------------
 250,000   Auraria Higher Education Center
           Parking, 5.15%, 04/01/08, Optional
           04/01/03 @ 101.00, FSA                 Aaa/AAA      251,835
           Colorado State Board of Agriculture
           CSU, Research Foundation Master
           Lease Purchase Agreement:
 100,000    6.45%, 11/01/01, Optional
            05/01/99 @ 101.00, MBIA               Aaa/AAA      106,971
  70,000    7.70%, 09/01/06, Optional
            09/01/96 @ 101.00, MBIA               Aaa/AAA       72,676
 100,000   State of Colorado Department of
           Higher Education State Board for
           Community Colleges
           & Occupational Education, 5.20%,
           11/01/03, Optional 11/01/02 @
           100.00, AMBA                           Aaa/AAA      103,398
 100,000   University of Colorado Auxiliary
           Facilities, 6.50%, 06/01/01,
           Optional 06/01/00 @ 101.00             A1/NR        109,745
                                                          ------------
                                                               644,625
                                                          ------------

           HOSPITALS   3.23%
--------------------------------------------------------------------------------
 100,000   Poudre Valley Hospital District,
           ETM, 5.80%, 12/01/98, AMBAC            Aaa/AAA      104,901
 250,000   Poudre Valley Hospital District,
           4.75%, 12/01/05, AMBAC                 Aaa/AAA      248,623
                                                          ------------
                                                               353,524
                                                          ------------

----------------------------------------------------------------------------- 19

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

COLORADO TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS
November 30, 1995 (Unaudited) (Continued)

Face                                            Bond Rating        Market
Amount                                          Moody's/S&P        Value *
-------                                         ---------------------------
         PUBLIC FACILITIES  4.38%
---------------------------------------------------------------------------
$250,000 Colorado Health Facility Authority,
         Rose Medical Center Project, 4.90%,
         08/15/07, Optional 08/15/03 @
         101.50, MBIA                              Aaa/AAA        $259,097
 200,000 Denver Metropolitan Stadium
         District Sales Tax, 6.25%, 10/01/02,
         Prerefunded 10/01/01 @ 101.00, FGIC       Aaa/AAA         220,942
                                                         -----------------
                                                                   480,039
                                                         -----------------
         SPECIAL TAX  12.83%
--------------------------------------------------------------------------
 250,000 Boulder Urban Renewal
         Authority Tax Increment, 6.00%,
         03/01/02, Optional 03/01/00
         @ 101.00, MBIA                            Aaa/AAA         266,918
 250,000 Breckenridge Excise Tax Rev,
         5.20%, 12/01/01, Optional
         12/01/00 @ 100.00, MBIA                   Aaa/AAA         261,120
 100,000 Commerce City Sales Tax,
         5.375%, 08/01/07, MBIA                    Aaa/AAA         103,305
 150,000 Lafayette, Boulder County, Sales
         & Use Tax, 6.40%, 11/15/04,
         Optional 11/15/01 @ 100.00,
         AMBAC                                     Aaa/AAA         169,638
 250,000 Louisville, Boulder County
         Sales Tax, 4.85%, 12/01/04, FSA           Aaa/AAA         253,642
 200,000 Pitkin County Sales Tax,
         4.85%, 12/01/07, MBIA                     Aaa/AAA         198,064
         Thornton, Adams County,
         Sales and Use Tax:
 100,000  4.95%, 09/01/04, Optional
          09/01/02 @ 101.00, FGIC                  Aaa/AAA         101,927
  50,000  5.15%, 09/01/06, Optional
          09/01/03 @ 100.00, FGIC                  Aaa/AAA          50,988
                                                        ------------------
                                                                 1,405,602
                                                        ------------------

         TRANSPORTATION  3.32%
--------------------------------------------------------------------------
         Regional Transport District
         Colorado Sales Tax:
 100,000 7.00%, 11/01/98, FGIC                     Aaa/AAA         108,185
 250,000 4.75%, 11/01/00, FGIC                     Aaa/AAA         255,488
                                                        ------------------
                                                                   363,673
                                                        ------------------

Face                                            Bond Rating        Market
Amount                                          Moody's/S&P        Value *
-------                                         --------------------------
         UTILITY  7.12%
--------------------------------------------------------------------------
  75,000 Boulder Water & Sewer, 5.75%,
         12/01/06, Optional 12/01/02
         @ 100.00                                  Aa/AA            79,013
$250,000 Central Weld County Water
         District, 5.25%, 12/01/05, Optional
         12/01/03 @ 100.00, MBIA                   Aaa/AAA        $258,240
 100,000 Colorado Springs Utilities
         Systems, 6.40%, 11/15/02,
         Optional 11/15/01 @ 102.00                 Aa/AA          111,431
 125,000 Glenwood Springs Water &
         Sewer, 4.70%, 12/01/05, Optional
         12/01/01 @ 100.00, AMBAC                  Aaa/AAA         124,409
         Metropolitan Denver Sewer
         Disposal District #1:
 100,000  6.10%, 04/01/99, Optional
          10/01/96 @ 101.00                         A1/AA          102,587
  50,000  6.10%, 04/01/99, Prerefunded
          10/01/96 @ 101.00                         A1/AA           51,495
  50,000 Ute Water Conservancy District,
         Mesa County, 7.60%, 06/15/01,
         Optional 06/15/97 @ 100.00,
         AMBAC                                     Aaa/AAA          52,450
                                                        ------------------
                                                                   779,625
                                                        ------------------

TOTAL REVENUE BONDS
  (Cost $3,884,880)                                              4,027,088
                                                        ------------------

 Shares
 ------
         MUTUAL FUNDS  2.09%
--------------------------------------------------------------------------
 227,614 Provident Institutional Short-Term
         MuniFund (Cost $228,411)                                  228,411
                                                        ------------------
TOTAL INVESTMENTS
  (Cost $10,401,993)                        98.92%             $10,836,050

Other Assets in Excess
  of Liabilities                             1.08%                 118,739
                                           -------------------------------
NET ASSETS                                 100.00%             $10,954,789
                                           ===============================

*See note 1 to financial statements.

20 -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1995 (UNAUDITED)

                                   Equity         Blue          MIDCO        Small-Cap    Intermediate-   Long-        Colorado
                                   Income         Chip         Growth       Opportunity        Term        Term       Tax-Exempt
                                    Fund          Fund          Fund           Fund         Bond Fund    Bond Fund       Fund
                                 ----------   -----------   ------------   -----------     -----------   ---------    ----------
INVESTMENT INCOME
Dividends                        $  398,431   $   664,618   $  1,016,709    $   87,470      $        0   $        0     $      0
Interest                             29,981        52,561      1,046,276        32,964       3,210,832    1,111,553      285,589
--------------------------------------------------------------------------------------------------------------------------------
Total Income                        428,412       717,179      2,062,985       120,434       3,210,832    1,111,553      285,589
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fee              97,546       183,989      1,655,999        73,355         216,632       71,817       26,943
Administrative fee                   19,486        39,224        353,185        10,810          60,972       20,243        7,304
Fund accounting                      14,586        13,378         81,085        16,209          22,222       11,711       18,206
Legal                                 5,396        10,258         57,345         3,224          20,642        6,887           66
Audit                                 2,573         3,084          7,062         2,061           4,643        2,660        2,061
Custodian                            12,333        11,615         71,905         9,510          17,122        7,372        3,318
Amortization of organization
  costs                                   0             0              0         8,878               0            0        5,379
Transfer agency                      33,103        19,721        155,614        24,694          30,379       16,473       13,778
Printing                             17,364        16,326        110,693        14,831           9,915        6,672        2,994
Insurance                               783           870         10,295           186           1,671          686          193
Registration                          8,125         8,154          6,091        10,505          17,242        2,709          561
Trustee fee                             878         1,712         10,515           545           2,906        2,508          230
Reorganization                       13,260        14,753        150,451         5,113          24,643        6,892        5,024
Other                                 3,192           872         29,613         1,001           3,277          546          305
--------------------------------------------------------------------------------------------------------------------------------
Total Expenses                      228,625       323,956      2,699,853       180,922         432,266      157,176       86,362
Expenses waived by:
  Investment advisor                (18,440)      (14,768)             0       (73,355)        (38,610)     (11,332)     (26,943)
  Custodian                         (12,333)      (11,615)       (71,905)       (9,510)        (17,122)      (7,372)      (3,318)
  Administrator                        (793)         (667)             0          (891)         (2,119)        (637)      (2,843)
Expenses reimbursed by
  Investment advisor                      0             0              0        (1,954)              0            0      (30,199)
--------------------------------------------------------------------------------------------------------------------------------


Net Expenses                        197,059       296,906      2,627,948        95,212         374,415      137,835       23,059
--------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME
  (LOSS)                            231,353       420,273       (564,963)       25,222       2,836,417      973,718      262,530
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from
  investment transactions         2,147,648     4,119,267     23,680,628       534,899         773,348      344,626       (3,869)
--------------------------------------------------------------------------------------------------------------------------------


Unrealized appreciation
  of investments:
  Beginning of period             2,440,998    10,123,581     97,968,007       693,860       1,160,831    1,519,743      295,433
  End of period                   2,794,033    14,542,028    163,878,151     2,438,019       1,898,767    2,652,787      434,057
--------------------------------------------------------------------------------------------------------------------------------

Net change in unrealized
  appreciation                      353,035     4,418,447     65,910,144     1,744,159         737,936    1,133,044      138,624
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS        2,500,683     8,537,714     89,590,772     2,279,058       1,511,284    1,477,670      134,755
--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS        $2,732,036   $ 8,957,987   $ 89,025,809    $2,304,280      $4,347,701   $2,451,388     $397,285
--------------------------------------------------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------- 21

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Equity Income Fund
                                                                            ------------------------------------------
                                                                            For the Period Ended    For the Year Ended
FROM INVESTMENT ACTIVITIES                                                   November 30, 1995(1)      May 31,1995
                                                                            ---------------------   ------------------
Net investment income                                                          $    231,353           $    863,093
Net realized gain (loss) on investments                                           2,147,648             (1,036,420)
Net unrealized appreciation                                                         353,035                779,981
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              2,732,036                606,654
----------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                               (187,349)              (904,661)

Distributions to shareholders from net realized gain on investments                       0             (1,098,017)
----------------------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities                           2,544,687             (1,396,024)
----------------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                                       6,390,293             11,141,116
Shares issued in reinvestment of dividends                                          142,224              1,719,491
----------------------------------------------------------------------------------------------------------------------
                                                                                   6,532,517             12,860,607
Shares redeemed                                                                 (12,362,016)           (27,234,196)
----------------------------------------------------------------------------------------------------------------------
Change in net assets derived from beneficial interest transactions               (5,829,499)           (14,373,589)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                                                       (3,284,812)           (15,769,613)
NET ASSETS:
Beginning of period                                                              30,899,945             46,669,558
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
 of $70,428 and $26,424, respectively)                                         $ 27,615,133           $ 30,899,945
----------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Blue Chip Fund
                                                                            ------------------------------------------
                                                                            For the Period Ended    For the Year Ended
FROM INVESTMENT ACTIVITIES                                                   November 30, 1995(1)      May 31,1995
                                                                            ---------------------   ------------------
Net investment income                                                          $    420,273           $    743,795
Net realized gain on investments                                                  4,119,267              1,045,955
Net unrealized appreciation                                                       4,418,447              6,095,272
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              8,957,987              7,885,022
----------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                               (507,282)              (498,807)
Distributions to shareholders from net realized gain on investments                       0               (622,592)
----------------------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities                           8,450,705              6,763,623
----------------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                                       9,599,445             21,451,091
Shares issued in reinvestment of dividends                                          445,948              1,004,437
----------------------------------------------------------------------------------------------------------------------
                                                                                 10,045,393             22,455,528
Shares redeemed                                                                  (8,539,009)           (13,348,260)
----------------------------------------------------------------------------------------------------------------------
Change in net assets derived from beneficial interest transactions                1,506,384              9,107,268
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                                        9,957,089             15,870,891

NET ASSETS:
Beginning of period                                                              52,545,281             36,674,390
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net
 investment income of $139,836 and $226,846, respectively)                     $ 62,502,370           $ 52,545,281
----------------------------------------------------------------------------------------------------------------------

(1) Unaudited


SEE NOTES TO FINANCIAL STATEMENTS

22 -----------------------------------------------------------------------------

-------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          MIDCO Growth Fund
                                                                               ----------------------------------------
                                                                               For the Period Ended  For the Year Ended
                                                                               November 30, 1995(1)     May 31, 1995
                                                                               --------------------  ------------------
FROM INVESTMENT ACTIVITIES
Net investment loss                                                                $   (564,963)        $   (169,107)
Net realized gain on investments                                                     23,680,628            1,443,760
Net unrealized appreciation                                                          65,910,144           37,597,019
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 89,025,809           38,871,672
-----------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                                          0                    0
Distributions to shareholders from net realized gain on investments                           0          (12,136,517)
-----------------------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities                              89,025,809           26,735,155
-----------------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                                          98,353,796          127,615,870
Shares issued in reinvestment of dividends                                                    0           11,592,588
-----------------------------------------------------------------------------------------------------------------------
                                                                                     98,353,796          139,208,458
Shares redeemed                                                                     (66,830,373)         (90,269,846)
-----------------------------------------------------------------------------------------------------------------------
Change in net assets derived from beneficial interest transactions                   31,523,423           48,938,612
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                                          120,549,232           75,673,767
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                                                 427,436,214          351,762,447
-----------------------------------------------------------------------------------------------------------------------
End of period (including over distributed net investment
  income of ($1,431,591) and ($866,631), respectively)                             $547,985,446         $427,436,214
-----------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Small-Cap
                                                                                           Opportunity Fund
                                                                               ----------------------------------------
                                                                               For the Period Ended  For the Year Ended
                                                                               November 30, 1995(1)     May 31, 1995
                                                                               --------------------  ------------------
FROM INVESTMENT ACTIVITIES
Net investment income                                                              $    25,222           $    43,350
Net realized gain (loss) on investments                                                534,899              (111,091)
Net unrealized appreciation                                                          1,744,159               680,840
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 2,304,280               613,099
-----------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                                   (26,212)              (38,334)
Distributions to shareholders from net realized gain on investments                          0               (72,950)
-----------------------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities                              2,278,068               501,815
-----------------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                                          6,611,533             8,039,260
Shares issued in reinvestment of dividends                                              24,843               108,876
-----------------------------------------------------------------------------------------------------------------------
                                                                                     6,636,376             8,148,136
Shares redeemed                                                                     (1,620,416)             (669,163)
-----------------------------------------------------------------------------------------------------------------------
Change in net assets derived from beneficial interest transactions                   5,015,960             7,478,973
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                                           7,294,028             7,980,788

NET ASSETS:
Beginning of period                                                                 10,636,893             2,656,105
-----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
 income of $7,780 and $8,769, respectively)                                        $17,930,921           $10,636,893
-----------------------------------------------------------------------------------------------------------------------

(1) Unaudited

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------- 23

-------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                          Intermediate-Term Bond Fund
                                                                 -----------------------------------------------
                                                                 For the Period Ended         For the Year Ended
                                                                 November 30, 1995(1)           May 31, 1995
                                                                 ---------------------        ------------------
FROM INVESTMENT ACTIVITIES
Net investment income                                               $   2,836,417                $  5,308,012
Net realized gain (loss) on investments                                   773,348                  (1,790,451)
Net unrealized appreciation                                               737,936                   4,569,545
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    4,347,701                   8,087,106
----------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                   (2,796,951)                 (5,489,714)
----------------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities                 1,550,750                   2,597,392
----------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                            13,200,000                  29,735,594
Shares issued in reinvestment of dividends                              2,219,898                   4,370,594
----------------------------------------------------------------------------------------------------------------
                                                                       15,419,898                  34,106,188
Shares redeemed                                                       (30,552,004)                (27,419,886)
----------------------------------------------------------------------------------------------------------------
Change in net assets derived from beneficial interest
 transactions                                                         (15,132,106)                  6,686,302
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                 (13,581,356)                  9,283,694
NET ASSETS:
Beginning of period                                                   100,189,585                  90,905,891
----------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
 of $141,922 and $102,456, respectively)                            $  86,608,229                $100,189,585
================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                               Long-Term Bond Fund
                                                                 -----------------------------------------------
                                                                 For the Period Ended         For the Year Ended
                                                                  November 30, 1995(1)           May 31, 1995
                                                                 ---------------------        ------------------
FROM INVESTMENT ACTIVITIES
Net investment income                                                $    973,718                 $ 1,808,619
Net realized gain (loss) on investments                                   344,626                    (307,479)
Net unrealized appreciation                                             1,133,044                   2,584,530
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    2,451,388                   4,085,670
----------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                     (981,948)                 (1,816,108)
----------------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities                 1,469,440                   2,269,562
----------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                             2,953,056                  10,155,539
Shares issued in reinvestment of dividends                                883,505                   1,662,861
----------------------------------------------------------------------------------------------------------------
                                                                        3,836,561                  11,818,400
Shares redeemed                                                        (9,526,113)                 (7,609,598)
----------------------------------------------------------------------------------------------------------------
Change in net assets derived from beneficial interest transactions     (5,689,552)                  4,208,802
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                  (4,220,112)                  6,478,364
NET ASSETS:
Beginning of period                                                    33,440,212                  26,961,848
----------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
 of $48,188 and $56,418, respectively)                               $ 29,220,100                 $33,440,212
================================================================================================================

(1) Unaudited

SEE NOTES TO FINANCIAL STATEMENTS

24 -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Colorado Tax-Exempt Fund
                                                                          -------------------------------------------
                                                                          For the Period Ended     For the Year Ended
                                                                          November 30, 1995(1)        May 31, 1995
                                                                          --------------------     ------------------
FROM INVESTMENT ACTIVITIES
Net investment income                                                         $   262,530             $   516,588
Net realized loss on investments                                                   (3,869)                    (12)
Net unrealized appreciation                                                       138,624                 213,154
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              397,285                 729,730
---------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income                             (246,198)               (535,461)
---------------------------------------------------------------------------------------------------------------------
Change in net assets derived from investment activities                           151,087                 194,269
---------------------------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                                       214,511               1,234,996
Shares issued in reinvestment of dividends                                        153,623                 324,646
---------------------------------------------------------------------------------------------------------------------
                                                                                  368,134               1,559,642
Shares redeemed                                                                  (356,128)             (1,515,481)
---------------------------------------------------------------------------------------------------------------------
Change in net assets derived from beneficial interest transactions                 12,006                  44,161
---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                                        163,093                 238,430

NET ASSETS:
Beginning of period                                                            10,791,696              10,553,266
---------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income
 of $14,679 and ($1,653), respectively)                                       $10,954,789             $10,791,696
---------------------------------------------------------------------------------------------------------------------

(1) Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------- 25

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest
outstanding throughout the periods indicated:                             Equity Income Fund
                                                ---------------------------------------------------------------------

                                                 For the Period                         For the Year
                                                Ended November 30,                      Ended May 31,
                                                -----------------    -------------------------------------------------
                                                     1995(3)             1995      1994     1993       1992     1991
                                                -----------------        ----      ----     ----       ----     ----
Net asset value - beginning of period:              $ 10.50            $ 10.62   $ 11.51   $ 10.99   $ 10.10   $  9.94
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS

Net investment income                                  0.09               0.20      0.51      0.32      0.32      0.32

Net realized and unrealized gain (loss) on
 investments                                           0.91               0.15     (0.30)     0.68      1.05      0.48
----------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations         1.00               0.35      0.21      1.00      1.37      0.80
----------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income                  (0.07)             (0.21)    (0.54)    (0.20)    (0.43)    (0.33)

Distributions from net realized gain on
 investments                                              0              (0.26)    (0.56)    (0.28)    (0.05)    (0.31)
----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
 shareholders                                         (0.07)             (0.47)    (1.10)    (0.48)    (0.48)    (0.64)
----------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                     $ 11.43            $ 10.50   $ 10.62   $ 11.51   $ 10.99   $ 10.10
----------------------------------------------------------------------------------------------------------------------
Total return                                           9.57%              3.73%     1.71%     9.41%    14.12%     9.07%
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $27,615            $27,029   $42,644   $35,791   $25,128   $19,932
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                            1.31%(2)           1.17%     1.03%     0.99%     0.95%     0.90%
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
 net assets                                            1.54%(2)           2.09%     4.45%     2.75%     3.03%     3.51%
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
 without fee waivers                                   1.52%(2)           1.22%     1.06%     1.03%     1.02%     1.00%
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
 assets without fee waivers                            1.33%(2)           2.04%     4.42%     2.71%     2.96%     3.41%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (1)                          121.35%(2)          81.14%    53.86%    61.24%    68.56%    64.94%
----------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 1995 were $17,661,681 and $23,200,215, respectively.
(2) Annualized.
(3) Unaudited.



SEE NOTES TO FINANCIAL STATEMENTS

26 -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest                                          Blue Chip Fund
outstanding throughout the periods indicated:                                  (formerly the Modern Value Equity Fund)
                                                         -------------------------------------------------------------------------
                                                           For the Period                         For the Year
                                                         Ended November 30,                       Ended May 31,
                                                         ------------------   ----------------------------------------------------
                                                              1995(3)           1995       1994       1993       1992       1991
                                                             ---------        --------   --------   --------   --------   --------
Net asset value - beginning of period                         $ 14.70         $ 12.70    $ 13.87    $ 13.35    $ 12.68    $ 11.74
----------------------------------------------------------------------------------------------------------------------------------

Income from investment operations

Net investment income                                            0.12            0.23       0.40       0.34       0.28       0.29

Net realized and unrealized gain on investments                  2.36            2.12       0.04       1.13       0.95       1.15
----------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                          2.48            2.35       0.44       1.47       1.23       1.44
----------------------------------------------------------------------------------------------------------------------------------

Dividends and distributions to shareholders

Dividends from net investment income                            (0.14)          (0.16)     (0.43)     (0.21)     (0.35)     (0.30)

Distributions from net realized gain on investments              0.00           (0.19)     (1.18)     (0.74)     (0.21)     (0.20)
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders               (0.14)          (0.35)     (1.61)     (0.95)     (0.56)     (0.50)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value - end of period                               $ 17.04         $ 14.70    $ 12.70    $ 13.87    $ 13.35    $ 12.68
==================================================================================================================================

Total return                                                    16.99%          19.03%      3.12%     11.62%     10.02%     13.08%
==================================================================================================================================

Ratios/supplemental data:

Net assets, end of period (000)                               $62,502         $52,545    $36,674    $28,176    $30,572    $27,208
==================================================================================================================================

Ratio of expenses to average net assets                          1.04%(2)        1.01%      1.06%      0.99%      0.91%      0.84%
==================================================================================================================================

Ratio of net investment income to average net assets             1.48%(2)        1.78%      2.30%      2.37%      2.17%      2.65%
==================================================================================================================================

Ratio of expenses to average net assets without
  fee waivers                                                    1.14%(2)        1.06%      1.09%      1.02%      0.97%      0.94%
==================================================================================================================================

Ratio of net investment income to average net assets
  without fee waivers                                            1.38%(2)        1.73%      2.27%      2.34%      2.11%      2.55%
==================================================================================================================================

Portfolio turnover rate (1)                                     72.01%(2)       61.72%     41.32%     85.53%    123.91%    142.01%
==================================================================================================================================

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 1995 were $23,002,650 and $19,749,704, respectively.
(2)  Annualized.
(3)  Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------- 27

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest
outstanding throughout the periods indicated:                                 MIDCO Growth Fund
                                                 --------------------------------------------------------------------------
                                                   For the Period                        For the Period
                                                 Ended November 30,                       Ended May 31,
                                                 ------------------    ----------------------------------------------------
                                                      1995(3)            1995       1994       1993       1992       1991
                                                 ------------------    --------   --------   --------   --------   --------
Net asset value - beginning of period                   $17.12           $16.09     $15.79     $14.38     $14.00     $11.57
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net investment income (loss)                             (0.02)            0.00       0.00       0.04       0.06       0.07

Net realized and unrealized gain (loss) on
  investments                                             3.45             1.56       1.34       2.48       1.84       3.16
---------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations            3.43             1.56       1.34       2.52       1.90       3.23
---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income                      0.00             0.00       0.00       0.00      (0.32)     (0.08)

Distributions from net realized gain on
  investments                                             0.00            (0.53)     (1.03)     (1.11)     (1.20)     (0.72)
Return of Capital                                         0.00            (0.00)     (0.01)     (0.00)     (0.00)     (0.00)
---------------------------------------------------------------------------------------------------------------------------
Total dividends, distributions, and return of
  capital to shareholders                                 0.00            (0.53)     (1.04)     (1.11)     (1.52)     (0.80)
---------------------------------------------------------------------------------------------------------------------------
Net asset value - end of period                         $20.55           $17.12     $16.09     $15.79     $14.38     $14.00
===========================================================================================================================
Total return                                             19.97%           10.05%      8.37%     18.04%     14.09%     30.44%
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                       $547,985         $401,760   $335,453   $231,595   $180,681   $131,420
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets                                              1.03%(2)         0.94%      0.84%      0.83%      0.80%      0.78%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
 net assets                                             (0.22%)(2)        (0.03%)    (0.09%)     0.04%      0.12%      0.58%
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                     1.06%(2)         0.96%      0.87%      0.85%      0.85%      0.88%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  net assets without fee waivers                        (0.25%)(2)        (0.05%)    (0.12%)     0.02%      0.07%      0.48%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (1)                              61.68%(2)        50.19%     52.05%     56.23%     48.17%     75.43%
---------------------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 1995 were $198,625,552 and $145,294,495, respectively.
(2)  Annualized.
(3)  Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

28 -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest
outstanding throughout the periods indicated:           Small-Cap Opportunity Fund
                                                ----------------------------------------
                                                  For the Period        For the Period
                                                Ended November 30,       Ended May 31,
                                                ------------------    ------------------
                                                      1995(4)           1995     1994(1)
                                                ------------------    -------   --------
Net asset value - beginning of period                $ 15.95          $ 14.97   $ 15.00
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net investment income                                   0.03             0.09      0.05

Net realized and unrealized gain (loss) on
  investments                                           2.82             1.11     (0.05)
----------------------------------------------------------------------------------------
Total income from investment operations                 2.85             1.20      0.00
----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income                   (0.03)           (0.10)    (0.03)

Distributions from net realized gain on
  investments                                           0.00            (0.12)     0.00
----------------------------------------------------------------------------------------
Total dividends and distributions to
  shareholders                                         (0.03)           (0.22)    (0.03)
----------------------------------------------------------------------------------------
Net asset value - end of period                       $18.77           $15.95   $ 14.97
----------------------------------------------------------------------------------------
Total return                                           17.91%            8.15%    (0.07%)(3)
----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                      $17,931          $ 9,703   $ 2,159
----------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets                                            1.29%(3)         1.27%     1.38%(3)
----------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets                                             .34%(3)         0.61%     1.00%(3)
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                                   2.45%(3)         2.77%     6.56%(3)
----------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average net assets without fee waivers               (0.82%)(3)       (0.89%)   (4.18%)(3)
----------------------------------------------------------------------------------------
Portfolio turnover rate (2)                            49.22%(3)        59.17%    64.31%(3)
----------------------------------------------------------------------------------------

(1) The Fund commenced operations on December 28, 1993.
(2) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 1995 were $7,789,176 and $3,387,807, respectively.
(3) Annualized.
(4) Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------- 29

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest
outstanding throughout the periods indicated:                  Intermediate-Term Bond Fund
                                            --------------------------------------------------------------------
                                              For the Period                     For the Period
                                            Ended November 30,                   Ended May 31,
                                            ------------------  ------------------------------------------------
                                                 1995(3)          1995      1994      1993      1992       1991
                                            ------------------  -------   -------   -------   --------   -------
Net asset value - beginning of period            $ 10.27        $ 10.02   $ 10.70   $ 10.14   $  9.80    $  9.91
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net investment income                               0.31           0.58      0.55      0.67      0.78       0.87

Net realized and unrealized gain (loss)
  on investments                                    0.16           0.27     (0.52)     0.53      0.39      (0.10)
----------------------------------------------------------------------------------------------------------------
Total income from investment operations             0.47           0.85      0.03      1.20      1.17       0.77
----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income               (0.30)         (0.60)    (0.53)    (0.64)    (0.83)     (0.88)

Distributions from net realized gain on
  investments                                       0.00           0.00     (0.18)     0.00      0.00       0.00
----------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
 shareholders                                      (0.30)         (0.60)    (0.71)    (0.64)    (0.83)     (0.88)
----------------------------------------------------------------------------------------------------------------
Net asset value - end of period                  $ 10.44        $ 10.27   $ 10.02   $ 10.70   $ 10.14    $  9.80
----------------------------------------------------------------------------------------------------------------
Total return                                        4.69%          8.93%     0.10%    12.16%    12.42%      8.30%
----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                  $86,608        $97,619   $88,965   $99,469   $87,712    $68,958
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets                                        0.78%(2)       0.77%     0.68%     0.65%     0.61%      0.59%
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets                                        5.88%(2)       5.86%     5.03%     6.37%     7.73%      9.01%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  without fee waivers                               0.90%(2)       0.80%     0.70%     0.67%     0.65%      0.65%
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets without fee waivers                    5.76%(2)       5.83%     5.00%     6.35%     7.69%      8.95%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (1)                        69.36%(2)      60.86%    65.04%    87.17%    53.92%     80.20%
----------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 1995 were $31,606,428 and $45,789,215, respectively.
(2) Annualized.
(3) Unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

30 -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                                  Long-Term Bond Fund
                                           --------------------------------------------------------------------
                                             For the Period                      For the Year
                                           Ended November 30,                    Ended May 31,
                                           ------------------   -----------------------------------------------
                                                1995(3)          1995      1994      1993      1992      1991
                                           ------------------   -------   -------   -------   -------   -------

Net asset value - beginning of period           $  9.87         $  9.22   $ 11.25   $ 10.60   $ 10.01   $ 10.11
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net investment income                              0.31            0.59      0.62      0.77      0.80      1.08

Net realized and unrealized gain (loss) on
 investments                                       0.47            0.66     (0.51)     0.99      0.56      0.04
---------------------------------------------------------------------------------------------------------------
Total income from investment operations            0.78            1.25      0.11      1.76      1.36      1.12
---------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income              (0.31)          (0.60)    (0.62)    (0.78)    (0.77)    (1.11)

Distributions from net realized gain on
 investments                                       0.00            0.00     (1.52)    (0.33)     0.00     (0.11)
---------------------------------------------------------------------------------------------------------------
Total dividends and distributions to
 shareholders                                     (0.31)          (0.60)    (2.14)    (1.11)    (0.77)    (1.22)
---------------------------------------------------------------------------------------------------------------
Net asset value - end of period                 $ 10.34         $  9.87   $  9.22   $ 11.25   $ 10.60   $ 10.01
---------------------------------------------------------------------------------------------------------------
Total return                                       8.08%          14.37%    (.25%)    17.40%    14.04%    11.87%
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                 $29,220         $33,440   $26,962   $26,281   $30,800   $27,448
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                        0.86%(2)        0.94%     0.89%     0.77%     0.70%     0.65%
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
 net assets                                        6.09%(2)        6.54%     5.74%     6.63%     7.59%     8.29%
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
 without fee waivers                               0.98%(2)        0.99%     0.92%     0.80%     0.74%     0.73%
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
  net assets without fee waivers                   5.97%(2)        6.49%     5.71%     6.60%     7.55%     8.21%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (1)                       42.79%(2)       25.09%    52.82%    79.16%    51.79%    81.13%
---------------------------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 1995 were $6,275,868 and $11,431,810.

(2) Annualized.

(3) Unaudited.


SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------- 31

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

                                                             Colorado Tax-Exempt Fund
                                           ------------------------------------------------------------
                                             For the Period                  For the Year
                                           Ended November 30,                Ended May 31,
                                           ------------------   ---------------------------------------
                                                1995(4)          1995       1994      1993      1992(1)
                                           ------------------   -------    -------   -------    -------
Net asset value - beginning of period            $10.70          $10.52    $ 10.71    $10.25    $10.00
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

Net investment income                              0.26            0.52       0.53      0.57      0.58

Net realized and unrealized gain (loss)
 on investments                                    0.14            0.20      (0.19)     0.46      0.23
-------------------------------------------------------------------------------------------------------
Total income from investment operations            0.40            0.72       0.34      1.03      0.81
-------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income              (0.25)          (0.54)     (0.53)    (0.57)    (0.56)

Distributions from net realized gain on
 investments                                       0.00            0.00       0.00      0.00      0.00
-------------------------------------------------------------------------------------------------------
Total dividends and distributions to
 shareholders                                     (0.25)          (0.54)     (0.53)    (0.57)    (0.56)
-------------------------------------------------------------------------------------------------------
Net asset value - end of period                  $10.85          $10.70     $10.52    $10.71    $10.25
-------------------------------------------------------------------------------------------------------
Total return                                       3.75%           7.16%      3.22%    10.27%     8.36%
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                 $10,955         $10,792    $10,553    $7,326    $4,511
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                        0.43%(3)        0.42%      0.27%     0.22%     0.11%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                                4.86%(3)        5.03%      4.98%     5.45%     5.84%
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
 without fee waivers                               1.60%(3)        1.62%      1.59%     1.88%     1.65%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to average
 net assets without fee waivers                    3.69%(3)        3.83%      3.65%     3.79%     4.30%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate (2)                       12.38%(3)        3.15%      9.76%     1.82%    12.95%
-------------------------------------------------------------------------------------------------------

(1) Commencement of operations was June 1, 1991.

(2) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period ended November 30, 1995 were $785,117 and $643,517, respectively.

(3) Annualized.

(4) Unaudited.



SEE NOTES TO FINANCIAL STATEMENTS

32 -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

     Westcore Trust ("the Trust") is registered under the Investment Company
Act of 1940, as amended, as an open ended management investment company. Interests in the Equity Income, Blue Chip (formerly Modern Value Equity), MIDCO Growth, Small-Cap Opportunity, Intermediate-Term Bond, Long-Term Bond and Colorado Tax-Exempt Funds ("the Funds") are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. From October 11, 1993 to September 30, 1995, the Equity Income, MIDCO Growth, Small-Cap Opportunity and Intermediate-Term Bond Funds offered Institutional and Retail classes of shares with a front-end load and their own distribution/administrative service plan. On October 1, 1995 the Retail class was merged into the Institutional class at the respective net asset value per share. The distribution/administrative service plan on the Retail class was discontinued. The front-end sales load on all the Funds was also discontinued.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATION - Securities of the Funds are valued at 4:00 p.m. (Eastern time) on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price. Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith.

     FEDERAL INCOME TAXES - It is the Funds' policy to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. At May 31, 1995 the Equity Income, Small-Cap Opportunity, Intermediate-Term Bond, Long-Term Bond and Colorado Tax-Exempt Funds had available for federal income tax purposes unused capital loss carryovers of approximately $1,036,420, $66,646, $1,443,406, $307,437 and $2,319, respectively, which will expire in 2003.

     ORGANIZATION COSTS - Costs incurred in connection with the organization, initial registration and public offering of shares have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty (60) months, from the Funds' commencement of operations.

     OTHER - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net realized gains, if any, are declared at least once each year. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes.




----------------------------------------------------------------------------- 33

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

2. SHARES OF BENEFICIAL INTEREST

  On November 30, 1995, there was an unlimited number of no par value shares of beneficial interest authorized for each class of shares. Transactions in shares of beneficial interest were as follows:

                                                      Equity Income Fund
--------------------------------------------------------------------------------
                                            For the Period         For the Year
                                           Ended November 30,      Ended May 31,
                                           -----------------       -------------
                                                 1995                  1995
                                           -----------------       -------------
Shares sold                                     575,511              1,084,728
Shares issued in reinvestment of dividends       12,860                160,970
--------------------------------------------------------------------------------
Total                                           588,371              1,108,626
Shares redeemed                              (1,113,150)            (2,549,105)
--------------------------------------------------------------------------------
Net decrease in shares                         (524,779)            (1,440,479)
--------------------------------------------------------------------------------


                                                       Blue Chip Fund
--------------------------------------------------------------------------------
                                            For the Period         For the Year
                                           Ended November 30,      Ended May 31,
                                           -----------------       -------------
                                                 1995                  1995
                                           -----------------       -------------
Shares sold                                     601,838              1,616,124
Shares issued in reinvestment of dividends       28,931                 78,963
--------------------------------------------------------------------------------
Total                                           630,769              1,695,087
Shares redeemed                                (536,739)            (1,007,962)
--------------------------------------------------------------------------------
Net increase in shares                           94,030                687,125
--------------------------------------------------------------------------------


                                                     MIDCO Growth Fund
--------------------------------------------------------------------------------
                                            For the Period         For the Year
                                           Ended November 30,      Ended May 31,
                                           -----------------       -------------
                                                 1995                  1995
                                           -----------------       -------------
Shares sold                                   5,044,043              7,830,945
Shares issued in reinvestment of dividends            0                742,163
--------------------------------------------------------------------------------
Total                                         5,044,043              8,573,108
Shares redeemed                              (3,347,249)            (5,471,679)
--------------------------------------------------------------------------------
Net increase in shares                        1,696,794              3,101,429
--------------------------------------------------------------------------------


                                                Small-Cap Opportunity Fund
--------------------------------------------------------------------------------
                                            For the Period         For the Year
                                           Ended November 30,      Ended May 31,
                                           -----------------       -------------
                                                 1995                  1995
                                           -----------------       -------------
Shares sold                                     376,669                526,934
Shares issued in reinvestment of dividends        1,417                  7,502
--------------------------------------------------------------------------------
Total                                           378,086                534,436
Shares redeemed                                 (90,038)               (44,814)
--------------------------------------------------------------------------------
Net increase in shares                          288,048                489,622
--------------------------------------------------------------------------------




34 -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED) (CONTINUED)
2. SHARES OF BENEFICIAL INTEREST (CONTINUED)


                                                 Intermediate-Term Bond Fund
--------------------------------------------------------------------------------
                                                 For the Period    For the Year
                                               Ended November 30,  Ended May 31,
                                               ------------------  -------------
                                                      1995             1995
                                               ------------------  -------------
Shares sold                                         1,282,462        3,003,428
Shares issued in reinvestment of dividends            216,500          441,755
--------------------------------------------------------------------------------
Total                                               1,498,962        3,445,183
Shares redeemed                                    (2,957,077)      (2,759,103)
--------------------------------------------------------------------------------
Net increase (decrease) in shares                  (1,458,115)         686,080
--------------------------------------------------------------------------------


                                                      Long-Term Bond Fund
--------------------------------------------------------------------------------
                                                 For the Period    For the Year
                                               Ended November 30,  Ended May 31,
                                               ------------------  -------------
                                                      1995             1995
                                               ------------------  -------------
Shares sold                                           298,737        1,114,253
Shares issued in reinvestment of dividends             89,364          183,017
--------------------------------------------------------------------------------
Total                                                 388,101        1,297,270
Shares redeemed                                      (951,395)        (833,904)
--------------------------------------------------------------------------------
Net decrease in shares                               (563,294)        (463,366)
--------------------------------------------------------------------------------


                                                   Colorado Tax-Exempt Fund
--------------------------------------------------------------------------------
                                                 For the Period    For the Year
                                               Ended November 30,  Ended May 31,
                                               ------------------  -------------
                                                      1995             1995
                                               ------------------  -------------
Shares sold                                            19,986         120,163
Shares issued in reinvestment of dividends             14,334          31,410
--------------------------------------------------------------------------------
Total                                                  34,320         151,573
Shares redeemed                                       (33,314)       (146,459)
--------------------------------------------------------------------------------
Net increase in shares                                  1,006           5,114
--------------------------------------------------------------------------------




----------------------------------------------------------------------------- 35

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS


                                     Equity          Blue          MIDCO       Small-Cap
                                     Income          Chip         Growth      Opportunity
                                      Fund           Fund          Fund           Fund
                                 --------------  ------------  -------------  ------------
As of November 30, 1995
Gross appreciation (excess of
 value over cost)                  $3,291,234    $14,623,694   $173,861,391    $2,864,509
Gross depreciation (excess of
 cost over value)                    (497,201)       (81,666)    (9,983,240)     (426,490)
------------------------------------------------------------------------------------------
Net unrealized appreciation        $2,794,033    $14,542,028   $163,878,151    $2,438,019
------------------------------------------------------------------------------------------



                                 Intermediate-    Long-Term      Colorado
                                   Term Bond        Bond        Tax-Exempt
                                     Fund           Fund           Fund
                                 -------------   -----------   ------------
As of November 30, 1995
Gross appreciation (excess of
 value over cost)                 $2,820,417     $2,745,435      $438,033
Gross depreciation (excess of
 cost over value)                   (921,650)       (92,648)       (3,976)
------------------------------------------------------------------------------------------
Net unrealized appreciation       $1,898,767     $2,652,787      $434,057
------------------------------------------------------------------------------------------


4. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Trust has entered into an advisory agreement for the Blue Chip (formerly Modern Value Equity), MIDCO Growth, Small-Cap Opportunity and Long-Term Bond Funds with Denver Investment Advisors LLC, ("DIA").

     On October 1, 1995, the Trust entered into a new advisory agreement for the Equity Income and Intermediate-Term Bond Funds. DIA has succeeded First Interstate Capital Management, Inc. ("FICM") as investment advisor to these Funds. DIA has ceased serving as investment sub-adviser. The advisory agreement has been approved by the Trust's Board of Trustees and shareholders and contains terms and conditions similar to those which were in these Funds' former advisory agreement.

     On October 1, 1995, the Trust entered into a new advisory agreement for the Colorado Tax-Exempt Fund ("Fund"). DIA has succeeded FICM as investment adviser to this Fund. The advisory agreement has been approved by the Trust's Board of Trustees and shareholders and contains terms and conditions similar to those which were in this Fund's former advisory agreement.

     Pursuant to its advisory agreement with the Trust, DIA is entitled to an investment advisory fee, computer daily and payable monthly of .65%, .65%, 1.00%, .45%, .65%, .45% and .50% of the average net assets for the Blue Chip (formerly Modern Value Equity), MIDCO Growth, Small-Cap Opportunity, Long-Term Bond, Equity Income, Intermediate-Term Bond and Colorado Tax-Exempt Funds, respectively.

     First Interstate Bank of Denver, N.A. ("Denver") is the custodian of the Funds. All custodial fees were waived by Denver for the period ended November 30, 1995. In addition, DIA waived all of its advisory fees and voluntarily reimbursed some of the expenses of the Small-Cap Opportunity and Colorado Tax-Exempt Funds, respectively. DIA also waived a portion of its advisory fees on the Blue Chip (formerly Modern Value Equity), Equity Income, Intermediate-Term Bond and Long-Term Bond Funds.

36 -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)

4. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER
   RELATED PARTY TRANSACTIONS (CONTINUED)

     Effective October 1, 1995, ALPS Mutual Funds Services, Inc., ("ALPS") and DIA entered a co-administration agreement to serve as the Funds co-administrators. ALPS and DIA are entitled to receive a fee from each Fund for its administrative services computed daily and payable monthly, at the annual rate of .30% of the Funds' average net assets. For the period ended November 30, 1995, ALPS and DIA voluntarily waived a portion of their co-administration fee payable by certain Funds.

     Expenses for the Funds include legal fees paid to Drinker, Biddle & Reath. A partner of that firm is secretary of the Trust.

     Each of the Equity Income, MIDCO Growth, Small-Cap Opportunity and Intermediate-term Bond Funds had a plan for provision of distribution/administrative services ("the Plan") for the Retail class of each Fund until the conversion of Retail class shares to Institutional class shares on September 30, 1995. Such a plan allowed for up to .35%, .35%, .35% and .30%, respectively, of net assets annually to reimburse for costs incurred in distributing Retail shares of the Funds including amounts paid to brokers, dealers, banks and other institutions. During the period ended September 30, 1995, the Funds accrued to participants under the plan .25% on an annual basis of the average net asset value of the Retail shares.

     Shareholders holding more than 5% of the Funds consituted 44.56% of Equity Income, 72.80% of Blue Chip(formerly Modern Value Equity), 40.06% MIDCO Growth, 72.71% of Small-Cap Opportunity, 72.09% of Intermediate-term Bond, 79.29% of Long-Term Bond and 64.45% of Colorado Tax-Exempt Funds average net assets.

5. RESTRICTED SECURITIES

The Intermediate-Term Bond and Long-Term Bond Funds own restricted securities purchased pursuant to Rule 144A of the Securities Act of 1933 (the Act). Rule 144A securities amount to 4.44% and 4.01% of the Intermediate-Term Bond and Long-Term Bond Funds Net Assets, respectively, at November 30, 1995 and are listed below.



                                                     Acquisition    Cost    Valuation per Unit as     Fair Value as
         Security                                       Date      per Unit  of November 30, 1995   of November 30, 1995
---------------------------                          -----------  --------  ---------------------  --------------------
Intermediate-Term Bond Fund
---------------------------
Bayer Corp., 6.50%, 10/01/02                           09/26/95   $ 99.33         $102.19              $1,737,298

Defeasance Portfolio Management Trust,
Series 1, 5.635%, 07/15/98                             09/01/93   $101.94         $ 99.67                 996,700

JETS Equipment Trust Ser. 95-B,
   7.83%, 12/15/06                                     07/01/95   $100.00         $102.81               1,110,391
                                                                                                       ----------
Total                                                                                                  $3,844,389
                                                                                                       ==========

Long-Term Bond Fund
-------------------

Bayer Corp., 6.50%, 10/01/02                           09/26/95   $ 99.33         $102.19              $  562,067

JETS Equipment Trust Ser. 95-B,
    7.83%, 12/15/06                                    07/01/95   $100.00         $102.81                 359,849

Principal Mutual Life Insurance, 7.875%, 03/01/24      03/03/94   $ 99.30         $ 99.48                 248,690
                                                                                                       ----------
Total                                                                                                  $1,170,606
                                                                                                       ==========


----------------------------------------------------------------------------- 37

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
6. REORGANIZATION

     A special meeting of the Westcore Board of Trustees was held on June 14, 1995, at which an Agreement ("Agreement") and Plan of Reorganization ("Reorganization") with Pacifica Funds Trust was approved subject to shareholder approval. On August 21, 1995, Westcore Trust and Pacifica Funds Trust entered into the Agreement, which contemplated the transfer to Pacifica Funds Trust of assets and liabilities of fifteen of the twenty-two funds constituting the Westcore Trust. The Growth Fund, Short-Term Government Bond Fund, Bonds Plus Fund, GNMA Fund, Arizona Intermediate Tax-Free Fund, Oregon Tax-Exempt Fund, Quality Tax-Exempt Income Fund, California Intermediate Tax-Free Fund, Basic Value Fund, Balanced Investment Fund, Cash Reserve Fund, Treasury Money Market Fund, Money Market Fund, Government Money Market Fund and Prime Money Market Fund were included in the Reorganization and are contained within a separate annual report. A special meeting of the shareholders was held on September 28, 1995, in which shareholder approval of the Reorganization was obtained on the Growth Fund, Short-Term Government Bond Fund, Bonds Plus Fund, Arizona Intermediate Tax-Free Fund, Quality Tax-Exempt Income Fund, Basic Value Fund, Balanced Investment Fund, Cash Reserve Fund, Treasury Money Market Fund, Money Market Fund, Government Money Market Fund and Prime Money Market Fund. On September 30, 1995, shareholder approval was obtained from shareholders of the California Intermediate Tax-Free Fund. On October 11, 1995, shareholder approval was obtained from shareholders of the Oregon Tax-Exempt Fund. On November 15, 1995, shareholder approval was obtained from shareholders of the GNMA Fund. The Reorganization resulted in the conveyance of the assets and liabilities of the fifteen funds to corresponding portfolios of Pacifica Funds Trust.

     The Equity Income, Blue Chip (formerly Modern Value Equity) MIDCO Growth, Small-Cap Opportunity, Intermediate-Term Bond, Long-Term Bond and Colorado Tax-Exempt Funds remain with the Trust and are advised by DIA.

38 -----------------------------------------------------------------------------

--------------------------------------------------------------------------------
WESTCORE SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------


A special meeting of the Trust's shareholders was held on September 28, 1995 to consider the following proposals. The proposals voted upon and the votes cast related to each proposal are as follows:

   Shareholders of the Trust voted to approve the Agreement and Plan of Reorganization between the Trust and Pacifica Funds Trust ("Pacifica") providing for the transfer of assets and liabilities of certain portfolios of the Trust which are not contained within this semi-annual report to corrresponding portfolios of the Pacifica in the form attached to the Proxy Statement. The Trust's vote on this proposal was as follows:

                                       FOR        AGAINST     ABSTAIN
                                       ---        -------     -------
Westcore Trust/1/                 1,198,380,172  16,406,712  2,165,529


   Shareholders of the Trust voted to elect Lyman E. Seely as a trustee of the Trust. The other Trustees of the Trust are Jack D. Henderson, McNeil S. Fiske, James B. O'Boyle and Robert L. Stamp. The Trust's vote on this proposal was as follows:

                                       FOR        AGAINST     ABSTAIN
                                       ---        -------     -------
Westcore Trust/1/                 1,213,996,265         0    2,976,190


   A majority of each of the Equity Income Fund, Intermediate-Term Bond Fund and Colorado Tax-Exempt Fund's shareholders voted to approve the Advisory Agreement between the Trust and Denver Investment Advisors LLC in the form attached to the Proxy Statement. Each of the Fund's respective shareholders voted on this proposal as follows:

                                       FOR        AGAINST     ABSTAIN
                                       ---        -------     -------
Equity Income Fund                  1,540,335      8,131       12,766
Intermediate-Term Bond Fund         8,269,167          0       12,744
Colorado Tax-Exempt Fund              790,350          0       14,912

-------------------------------
/1/The Funds of the Trust included the following portfolios: Arizona Intermediate Tax-Free, Balanced Investment, Basic Value, Bonds Plus, California Intermediate Tax-Free, Cash Reserve, Colorado Tax-Exempt, Equity Income, GNMA, Government Money Market, Growth Fund, Intermediate-Term Bond, Long-Term Bond, MIDCO Growth, Modern Value Equity, Money Market, Oregon Tax-Exempt, Prime Money Market, Quality Tax-Exempt Income, Short-Term Government Bond, Small-Cap Opportunity and Treasury Money Market Fund.


----------------------------------------------------------------------------- 39

                              Westcore Officers
                                 and Trustees:

                          Jack D. Henderson, Chairman

                           McNeil S. Fiske, Trustee

                           James B. O'Boyle, Trustee

                            Lyman E. Seely, Trustee

                           Robert L. Stamp, Trustee

                         Kenneth V. Penland, President

                            Mark Pougnet, Treasurer

                       W. Bruce McConnel, III, Secretary

                           [LOGO OF WESTCORE FUNDS]

                      370 Seventeenth Street, Suite 2700
                               Denver, CO 80202

FOR MORE INFORMATION CALL WESTCORE AT
1-800-392-CORE (2673) DISTRIBUTED BY
ALPS MUTUAL FUND SERVICES, INC., MEMBER NASD.